Filed with the U.S. Securities and Exchange Commission on October 10, 2013

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	533	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	534	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (626) 914-7363

Elaine E. Richards, Esq.
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul Hastings LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 533 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to respond to Staff comments and to provide any additional non-material changes for one new series of the Trust: DSM Global Growth & Income Fund.

Prospectus October 10, 2013
DSM	Global Growth & Income Fund • Institutional Class [Ticker: DSMYX]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents - DSM Global Growth & Income Fund - Institutional Class

DSM | Global Growth & Income Fund

Prospectus
October 10 , 2013

SUMMARY SECTION

DSM Global Growth & Income Fund

Investment Objective
The DSM Global Growth & Income Fund (the “Global Growth & Income Fund” or “Fund”) seeks long-term capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class
Redemption Fee (as a percentage of amount redeemed (sold) within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)	Institutional Class
Management Fees	0.90%
Other Expenses(1)	3.62%
Total Annual Fund Operating Expenses	4.52%
Fee Waiver/Expense Reimbursement(2)	-3.42%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.10%

(1) Other expenses are based on estimated amounts for the current fiscal year.

(2) DSM Capital Partners LLC (the “Advisor”) has contractually agreed to reduce its fees and pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.10% of the average daily net assets of the Institutional Class shares (the “Expense Cap”) through at least October 31, 2015.  To the extent that the Advisor waives its fees and absorbs expenses to satisfy this Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	1 Year	3 Years
Institutional Class	$112	$718

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the above Example, affect the Fund’s performance. The Advisor anticipates the Fund’s portfolio turnover rate to be less than 100% in a given year; however the rate may vary depending on market conditions in any given year.  As the Fund is new, it does not have any portfolio turnover as of the date of this prospectus.

Principal Investment Strategies
Permissible Securities.  Under normal circumstances, the Fund will primarily invest its net assets in equity securities of large capitalization companies.  Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.  The Fund generally will contain 25 to 40 equity securities.  Under normal market conditions, at least 30% of the Fund’s net assets will be invested in the securities of foreign issuers, including those in emerging markets. In determining whether an issuer is foreign, the Advisor will consider various factors including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized.  The weight given to each of these factors will vary depending upon the circumstances and as determined by the Advisor.  The Fund invests in U.S. and foreign issuers and intends to invest in securities of issuers from at least three different countries outside of the United States.  The Advisor defines a large capitalization company as one that has a market capitalization of $10 billion or more at the time of purchase.  The Fund may also invest up to 40% of its net assets in equity securities of issuers that have a market capitalization below $10 billion at the time of purchase.  From time to time, the Fund may invest more than 25% of its assets in issuers connected to China, and in issuers in other newly-developed emerging markets, which involves certain risks and special considerations not typically associated with investment in more developed economies or markets.

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The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global economy.  The Fund may invest greater than 25% of its assets in one or more of the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services.

Management Process.  The Advisor manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., three-year) investment horizon.  This means in general terms that the Advisor identifies companies, one-by-one, which the Advisor believes exhibit certain growth characteristics.  For instance, the Advisor may select companies that it believes have growing businesses with solid fundamentals, attractive profitability, and successful managements.  The Advisor generally sells a stock when it believes its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

Principal Risks
There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The Fund is subject to many of the risks common to mutual funds that invest in equity securities of domestic and foreign companies.  You may lose money by investing in this Fund. In particular, the following risks could affect the value of your investment:

•
China Risk.  Investing in securities of Chinese companies involves special risks, including greater government control over the economy, political and legal uncertainty, currency fluctuations or exchange limitations, the risk that China’s government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets.  Information about issuers in emerging markets, including China, may not be as complete, accurate or timely as information about listed companies in other more developed economies or markets.

•
Dividend Risk. Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

•
Emerging Markets Risk.  Stocks of issuers in emerging markets countries entail greater investment risk than developed markets.  Such risks could include governmental dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•
Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

•
Foreign Securities Risk.  The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests.  Foreign securities markets may involve greater risk, less transparency, less information, exposure to foreign taxes and volatility than more developed markets.  Some foreign countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.

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•	General Market Risk. The stock market declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.
•
Growth Style Investment Risk. Growth-oriented funds may underperform when value investing is in favor.  In addition, growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•
Large Cap Company Risk.  Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, may be more prone to global economic risks, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Management Risk. The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.
•	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.
•
Non-Diversification Risk.  A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events effecting those companies have a greater impact on the Fund than on a diversified fund.

•	Regulatory Risk. Changes in government regulations may adversely affect the value of a security.
•
Sector-Focus Risk.  Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

•
Small and Mid-Sized Company Stock Risk.  Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Performance
Because the Fund has not commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not available.  Performance information will be available after the Fund has been in operation for one full calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.  Updated performance information is available on the Fund’s website at www.dsmfunds.com or by calling the Fund toll-free at 1-877-862-9555.

Management
Investment Advisor
DSM Capital Partners LLC

Portfolio Managers
Daniel Strickberger – Co-Chief Investment Officer of the Advisor since 2001
Managed the Fund since inception in 2013

Stephen Memishian, CFA – Co-Chief Investment Officer of the Advisor since 2001
Managed the Fund since inception in 2013

Purchase and Sale of Fund Shares
Investors may purchase or redeem (sell) Fund shares on any business day by written request, wire transfer, or telephone.  You may conduct transactions by mail (DSM Global Growth & Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), or by telephone at 1-877-862-9555.  Investors who wish to purchase or redeem (sell) Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts for various types of accounts are shown below, although the Fund may reduce or waive the minimums in some cases.

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Account Types	To Open Your Account	To Add To Your Account
Standard, Traditional and Roth IRA Accounts	$100,000	$25,000

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA that does not invest with borrowed funds.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  If you purchase the Fund through a broker-dealer or other Financial Intermediary, the Fund and its related companies may pay the Financial Intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your Financial Intermediary’s website for more information.

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MORE ABOUT THE FUND’S INVESTMENT STRATEGIES AND RISKS

Investment Objective
The Global Growth & Income Fund’s investment objective is long-term capital appreciation and current income.  The Global Growth & Income Fund’s investment objective is non-fundamental and may be changed without shareholder approval upon at least a 60-day written notice to shareholders.  There is no assurance that this objective will be obtained.

Principal Investment Strategies
Permissible Securities.  Under normal circumstances, the Global Growth & Income Fund will generally invest its net assets in equity securities of large capitalization companies.  Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.  The Global Growth & Income Fund generally will contain 25 to 40 equity securities. Under normal market conditions, at least 30% of the Global Growth & Income Fund’s net assets will be invested in the securities of foreign issuers, including those in emerging markets.  In determining whether an issuer is foreign, the Advisor will consider various factors including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized.  The weight given to each of these factors will vary depending upon the circumstances.  The Fund invests in U.S. and foreign issuers and intends to invest in securities of issuers from at least three different countries.  The Advisor currently defines a “large capitalization company” as one that has a market capitalization of $10 billion or more at the time of purchase.  The Fund may also invest up to 40% of its net assets in equity securities of issuers that have a market capitalization below $10 billion at the time of purchase.

From time to time, the Fund may invest more than 25% of its assets in issuers connected to China, and in issuers in other newly-developed trading markets, which involves certain risks and special considerations not typically associated with investment in more developed economies or markets.  The Global Growth & Income Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global economy.

The Fund may invest greater than 25% of its assets in one or more of the following sectors:  consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services.

Management Process.  The Advisor manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., three-year) investment horizon.  This means in general terms that the Advisor identifies companies, one-by-one, which the Advisor believes exhibit certain quality growth characteristics.  For instance, the Advisor selects companies that it believes have growing businesses with solid fundamentals, attractive profitability, and successful managements.

The Advisor is a research-driven investment manager.  Potential investments are identified based on each company’s detailed financial and operational history and on proprietary projections of future company results prepared by in-house analysts.  These projections are based on modeling of the company, discussions with the management of the company and its competitors, interviews with industry experts, a study of the candidate’s industry and the significant factors that drive industry growth.  The “bottom-up” research process involves using various criteria, including reviewing a company’s:

• revenue growth	• prudent use of debt
• earnings growth	• lack of earnings misses
• free cash flow	• open and experienced management
• profitability

In addition to superior fundamental characteristics, in order for the Advisor to purchase a stock the company must also have an attractive valuation.  One of the Advisor’s valuation methods involves an historical evaluation of investor sentiment regarding each company’s shares to determine typical price-to-earnings ratios when the company is “in favor” or “out of favor.”  In addition, the Advisor studies the effect of past and current interest rates on the P/E ratio of each company’s shares, and projects these effects going forward.  These valuation methods support investment decisions regarding the price and timing of purchases and sales of shares as well as the size of positions.

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Risk Management.  The Advisor seeks to reduce risk primarily by owning high-quality growth companies that it believes demonstrate strong revenue growth, superior profitability, and the ability to accelerate earnings and have high-quality balance sheets.  As a further element of risk management, when valuing companies, the Advisor normally projects relatively low earnings and price-to-earnings scenarios.  The Advisor also monitors sector and sub-sector weightings with an eye on events or changes that could impact the Fund’s holdings.

Selling Strategy.  The Advisor generally sells a stock when its projected future return becomes unattractive relative to the rest of the portfolio or investable universe.  The Advisor will also generally sell a security if the company disappoints on its earnings report or if the fundamental thesis for owning the company deteriorates.  The Advisor anticipates the Fund’s portfolio turnover rate to be less than 100% in a given year, however the rate may vary depending on market conditions in any given year.

Temporary or Defensive Cash Investments.  Under normal market conditions, the Fund will invest according to its principal investment strategies described above.  However, in response to adverse market, economic or political conditions, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents.  As a result, the Fund may not achieve its investment objective to the extent that it makes such “defensive” investments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  In the event that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Principal Risks
As discussed in the Summary Section and described further below, the Fund is subject to many of the risks common to mutual funds that invest in equity securities of U.S. and foreign companies.  You may lose money by investing in the Fund.

•
China Risk.  Investing in securities of Chinese companies involves special risks, such as: greater government control over the economy, political and legal uncertainty, currency fluctuations or exchange limitations, the risk that China’s government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets.  As a developing market, China demonstrates significantly higher volatility from time to time in comparison to developed markets, including significant price swings that may disrupt the investment strategy of the Fund.  In addition, information about issuers in China may not be as complete, accurate or timely as information about listed companies in other more developed economies or markets.  Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information, a higher level of control over foreign exchange, a less efficient allocation of resources and/or political and social instability. Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation.

•
Dividend Risk. Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

•
Emerging Markets Risk.  Emerging markets countries entail greater investment risk than developed markets.  Such risks could include governmental dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

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•
Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  Investor perceptions may impact the market and are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you hold common stocks of any given issuer, you would generally be exposed to greater risk than if you hold preferred stocks or debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

•
Foreign Securities Risk.  The Fund’s investments in foreign securities involve risks relating to adverse political, social and economic developments abroad.  Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.  Foreign markets may also be less liquid and more volatile than U.S. markets.  Rapid increases in money supply may result in speculative investing, contributing to volatility.  Foreign markets may offer less legal protection to investors.  Enforcing legal rights may be difficult, costly and slow.  There may be special problems enforcing claims against foreign governments.

Current political uncertainty surrounding the European Union and its membership could add to increased market volatility.  The ongoing deterioration of financial stability in several countries including Greece, Italy, Ireland, Spain and Portugal, together with the risk of contagion to other, more stable countries, particularly France and Germany, has exacerbated the global economic crisis.  This situation has also raised a number of uncertainties regarding the stability and overall standing of the European Monetary Union.  Given the global effect of today’s economy, the volatility of the Euro may affect the risk of an investment in the Fund.

•
General Market Risk.  General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  The financial markets may continue to experience periods of extreme stress which may result in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short-term volatility of the Fund.

•
Growth Style Investment Risk.  Growth stocks can perform differently from the market as a whole and from other types of stocks.  Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company’s long-term earnings growth with a higher stock price when that company’s earnings grow faster than both inflation and the economy in general.  Thus a growth style investment strategy attempts to identify companies whose earnings may grow or are growing at a faster rate than inflation and the economy.  While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.  During periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

•
Large Cap Company Risk.  Large cap stock risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.  Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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•
Management Risk.  Management risk describes the Fund’s ability to meet its investment objectives based on the Advisor’s success or failure at implementing investment strategies for the Fund.  The value of your investment is subject to the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished.

•
New Fund Risk.  The Global Growth & Income Fund is new with no operating history and there can be no assurance that it will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  The Board can initiate liquidation without shareholder approval if it determines it is in the best interest of shareholders.  As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

•
Non-Diversification Risk. The Fund is non-diversified, which means that there is no restriction under the Investment Company Act of 1940, as amended (“1940 Act”) on how much the Fund may invest in the securities of an issuer.  As a result, the Fund’s shares may be more volatile and fluctuate more than shares of a fund that invests in a broader range of issuers because the Fund is tied more closely to the adverse economic, political or regulatory developments affecting that issuer.  The Fund is still subject to certain diversification requirements for federal income tax purposes, which are less rigorous than the diversification requirements under federal securities law.  See “Taxation” in the Fund’s Statement of Additional Information for more information.

•
Regulatory Risk.  Changes in government regulations may adversely affect the value of a security.  An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

•
Sector-Focus Risk.  The Fund may invest greater than 25% of its assets in one or more of the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services.  Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.  If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

•
Small and Mid-Sized Company Stock Risk.  Small and mid cap stock risk is the risk that stocks of small and medium sized companies may underperform relative to those of large sized companies.  Securities’ prices of small and medium-sized companies often fluctuate more and may fall more than the securities’ prices of larger-sized, more established companies.  Small and medium sized companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity, and their prices may be more volatile.

Portfolio Holdings Information
A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

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MANAGEMENT OF THE FUND

Investment Advisor
DSM Capital Partners LLC, located at 116 Radio Circle Drive, Suite 200, Mount Kisco, New York 10549, is the investment advisor to the Fund.  The Advisor manages the Fund, subject to oversight by the Board.  The Advisor was founded in 2001 and serves as investment advisor to endowments and foundations, pensions plans, family offices, high net worth individual investors, and corporations.  As of June 30, 2013, the Advisor managed approximately $4 billion in assets.

Under the investment advisory agreement that the Advisor has with the Fund, the Advisor is entitled to receive, on a monthly basis, compensation from the Fund based on the following fee schedule as a percentage of the Fund’s average daily net assets:

Fund	Fee Schedule
Global Growth & Income Fund	0.90%

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s shareholder report for the Fund’s fiscal period ending December 31, 2013.

Portfolio Managers
The Fund is co-managed by the Advisor’s Chief Investment Officers, who are supported by a team of research analysts and traders.  The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of the Fund’s shares.

Portfolio Manager	Business Experience
Daniel Strickberger Co-Chief Investment Officer Global Growth & Income Fund since inception October 2013.
Daniel Strickberger co-founded the Advisor in February 2001 with Mr. Memishian and has served as a Managing Member ever since.  Prior to starting the Advisor, Mr. Strickberger held several portfolio management and senior executive positions at companies such as W.P. Stewart & Company, Lazard Freres & Co., Oppenheimer & Co. and Morgan Guaranty.  Mr. Strickberger holds a Bachelor of Science in Business Administration and Finance from the University of Delaware and a Master of Business Administration in Finance and International Business from New York University.  He serves on the Investment Committee of the University of Delaware Endowment.

Stephen Memishian, CFA Co-Chief Investment Officer Global Growth & Income Fund since inception October 2013.
Stephen Memishian, CFA, co-founded the Advisor in February 2001 with Mr. Strickberger and has served as a Managing Member ever since.  Prior to starting the Advisor, Mr. Memishian held executive and other positions at companies such as W.P. Stewart & Company, Paine Webber, Columbia Pictures Industries, and McKinsey & Company.  Mr. Memishian holds a Bachelor of Science in Engineering from Tufts University, and a Master of Science in Management from the Massachusetts Institute of Technology.  He is active at MIT, presently serving on the North American Executive Advisory Board, and also on the Finance Group Advisory Board, of the Sloan School of Management. He is a past chairman of the Council for the Arts at MIT. He is also a past trustee of the Greenwich Country Day School.

Fund Expenses
In addition to the advisory fees discussed above, the Fund incurs other expenses such as custodian, transfer agency, interest, acquired fund fees and expenses and other customary Fund expenses.  (“Acquired fund fees and expenses” are indirect fees that the Fund incurs from investing in the shares of other investment companies.)  The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses of the Institutional Class’s average daily net assets as follows:

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MANAGEMENT OF THE FUND

Fund	Expense Cap
Global Growth & Income Fund	1.10%

Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Fund if requested by the Advisor, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed its Expense Cap.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments it made in the prior three fiscal years.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  The current Expense Cap is in place indefinitely, but at least through October 31, 2015, and may thereafter be renewed annually by the Board.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board.

Additional Payments to Dealers. The Advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Fund, including affiliates of the Advisor.  Such payments and compensation are in addition to any service fees paid by the Fund.  These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediary.  Cash compensation may also be paid to Financial Intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to the Fund’s shareholders.  The Advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

The Advisor’s Related Performance Regarding Substantially Similar Accounts

The performance information shown below represents the prior performance of the only discretionary account managed by the Advisor with substantially similar investment objective, policies and strategies as the Global Growth & Income Fund.  The performance information is referred to as the GGI Account Composite.  The Advisor maintains all performance records for the GGI Account Composite.

The GGI Account Composite is provided to illustrate the past performance of the composite of the Advisor’s global growth & income strategy as measured against a broad based market index, and does not represent the historical performance of the Global Growth & Income Fund.  You should not consider this performance data to be an indication of future performance of the Global Growth & Income Fund.

The Advisor first offered the global growth & income product to clients on February 1, 2011.  There had been only one client account in the GGI Account Composite until the existence of the Global Growth & Income Fund.  That account is comprised of a “qualified investor” as defined under the 1940 Act and is not a registered investment company.  This is not an offering or a solicitation of an offering to invest in that client account.

The performance does not reflect the deduction of investment advisory fees actually charged to the account in the GGI Account Composite.  Rather, the performance presented reflects the deduction of a model advisory fee.  The model advisory fee is 1.00% per annum, which is higher than the actual fee to be charged to the Global Growth & Income Fund.  The net of fee returns calculated for the composite were created by deducting the monthly amount of the model annual fee from actual gross returns of the client account in the composite.  The performance reflects the deduction of all other advisory fees and expenses, including brokerage commissions and execution costs paid by the client account in the composite without provision for federal or state income taxes.  The GGI Account Composite below does not reflect any sales loads or placement fees, as such fees were not assessed on the account.

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MANAGEMENT OF THE FUND

As noted above, the discretionary account for which results are reported is not a registered mutual fund and is not subject to the same types of expenses as the Global Growth & Income Fund or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Global Growth & Income Fund by the 1940 Act or the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance results of the composite.

Consequently, the performance results for the GGI Account Composite could have been adversely affected if the client account had been regulated as an investment company.  In addition, the operating expenses incurred by the client account in the composite were lower than the anticipated operating expenses of the Global Growth & Income Fund, and, accordingly, the performance results of the GGI Account Composite are greater than what the Global Growth & Income Fund’s performance would have been.

The performance results have been time-weighted and dollar-weighted and prepared in accordance with Global Investment Performance Standards.  These standards are different from the standardized SEC method.  Investors should also be aware that the use of a methodology different from that used above to calculate performance could result in different performance data.

The performance data below is for the Advisor’s GGI Account Composite and is not the performance results of the Global Growth & Income Fund.

Average Annual Total Returns for the Periods Ended December 31, 2012
	GGI (1)
Period	Account Composite	MSCI ACWI Index (2)
1 Year	17.9%	16.1%
Since Inception (February 1, 2011)	9.1%	3.1%

(1)	As of May 31, 2013, the GGI Account Composite was comprised of one account with approximately $23 million in assets of the Advisor’s $4 billion in assets under management.

(2)
The MSCI ACWI captures large and mid cap representation across 24 developed markets (DM) and 21 emerging markets (EM) countries. With 2,424 constituents, the index covers approximately 85% of the global investable equity opportunity set.  You cannot invest directly in an index.

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SHAREHOLDER INFORMATION

Description of Class
The following table lists the key features of the Fund’s Institutional Class.
Institutional Class
Minimum Initial Investment	$100,000
Subsequent Minimum Investment	$25,000
Waiver/Reduction of Investment Minimums
Although not limited to the list below, the Advisor may waive or reduce the initial or subsequent minimum investment amounts in any of following circumstances:
• Retirement, defined benefit and pension plans with plan assets of at least $25 million;

• Bank or Trust companies investing for their own accounts or acting in a fiduciary or similar capacity;

• Institutional clients of the Advisor;

• Trustees and Officers of the Trust; and

• Employees of the Advisor and its affiliates and their immediate families (i.e. parent, child, spouse, domestic partner, sibling, step or adopted relationships, grandparent, grandchild and Uniform Gift or Transfer to Minors Act accounts naming qualifying persons).

Fees	• Redemption Fee of 1.00% if shares are redeemed within 30 days of purchase (with some exceptions)
Eligible Investors
Designed for proprietary accounts of institutions maintained directly with the Fund’s transfer agent.  Such institutions include:
• financial institutions,

• pension plans,

• retirement accounts,

• qualified plans,

• corporations, trusts, estates, religious and charitable organizations.

Special Instructions for Institutional Class Shares.
The Fund offers Institutional Class shares primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations.  You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Institutional Class shares may also be offered through Financial Intermediaries that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Fund.  If you are purchasing shares through a Financial Intermediary, you must follow the procedures established by your Financial Intermediary.  Your Financial Intermediary is responsible for sending your purchase order and wiring payment to the transfer agent.  Your Financial Intermediary holds the shares in your name and receives all confirmations of purchases and sales.  Financial Intermediaries placing orders for themselves or on behalf of their customers should call the Fund toll free at 1-877-862-9555, or follow the instructions under “By Mail,” “By Telephone” and “By Wire.”

Institutional Class shares of the Fund are purchased or redeemed/sold at their NAV per share next calculated after your purchase order and payment or redemption order is received by the Fund, less any applicable redemption fees.  If you place an order for Fund shares through a Financial Intermediary, the Fund will be deemed to have received a purchase or redemption order when the Financial Intermediary receives the order.  The Financial Intermediary must send to the transfer agent immediately available funds in the amount of the purchase price in accordance with the transfer agent’s instructions.  If payment is not received within the time specified, the transfer agent may rescind the transaction and the Financial Intermediary will be held liable for any resulting fees or losses.  For more information about your Financial Intermediary’s rules and procedures and whether your Financial Intermediary has been authorized by the Fund to receive purchase and redemption orders on their behalf, you should contact your Financial Intermediary directly.

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SHAREHOLDER INFORMATION

How to Purchase Shares of the Fund
Minimum Investments.  To purchase shares of the Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table below.  The minimum investment requirements may be waived from time to time.

Account Types	To Open Your Account	To Add To Your Account
Standard, Traditional and Roth IRA Accounts	$100,000	$25,000

•
Checks for all accounts, including individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”) accounts, must be made payable to “DSM Global Growth & Income Fund.”  A charge of $25 will be applied for any payment that is returned.  Additionally, the investor may also be responsible for any loss sustained by the Fund as a result of any payment that is returned.

•
ACH refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.

•	Wires instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

Purchase by Mail
For direct investments through the Fund’s transfer agent, you should:
•	Complete and sign the account application;
•	To open an account, write a check payable to: “DSM Capital Funds”;
•	Send your account application and check to one of the addresses listed below;
•
For subsequent investments, detach the stub that is attached to the account statement you will receive after each transaction and mail it with a check made payable to the Fund in the envelope provided with your statement or to one of the addresses noted below.  Write your account number on the check.  If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

For regular mail delivery:	For an overnight delivery:
DSM Capital Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	DSM Capital Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund.

The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  All purchases must be made in U.S. dollars drawn on a bank located in the United States.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

Additionally, shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

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SHAREHOLDER INFORMATION

Purchase by Wire
If you are making your first investment in the Fund, before you wire funds, please contact the transfer agent by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your completed account application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.  Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.

For either initial or subsequent investments, prior to sending the wire, please call the transfer agent at 1-877-862-9555 to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

Instruct your bank to send the wire to:
U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: DSM Global Growth & Income Fund
(Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire.  You will receive the NAV from the day that your wired funds have been received by the Fund or the transfer agent.  Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  Wires received after the close of the NYSE will be considered received by the next business day.  The Fund and the transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Fund at 1-877-862-9555.

Purchase by Telephone
If you did not decline telephone transactions on your account application, if you included a voided check, and your account has been open for 15 days, you may purchase additional shares in the amount of $25,000 or more from your bank account upon request by telephoning the Fund toll free at 1-877-862-9555.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern time, shares will generally be purchased at the NAV next calculated.  For security reasons, requests by telephone may be recorded.

Purchases Placed with Financial Intermediaries
You may buy and sell shares of the Fund through certain Financial Intermediaries.  Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

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SHAREHOLDER INFORMATION

Retirement Plans
The Fund offers IRA plans.  You may obtain information about opening an IRA by calling 1-877-862-9555.  If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your Financial Intermediary.

How to Redeem (Sell) Shares of the Fund
How to Redeem (Sell) Shares.  If you redeem (sell) through a Financial Intermediary, the Financial Intermediary may charge you a transaction fee.  If you purchased your shares by check, you may not receive your redemption proceeds until your check has cleared, which may take up to 15 calendar days.  Redemptions will be processed only on a day during which the NYSE is open for business.  You may receive the proceeds of redemption by check, wire or via electronic funds transfer through the Automated Clearing House (“ACH”) network.  Please note that certain fees may apply depending on the timing or manner in which you redeem (sell) shares.  Requests to redeem (sell) shares are processed at the NAV next calculated after the Fund or your Financial Intermediary receives your request in proper form.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Redeem (Sell) by Mail
To redeem (sell) by mail, please:

•	Provide your name and account number;
•	Specify the number of shares or dollar amount and the Fund name or number;
•
Sign the redemption request (the signature must be exactly the same as the one on your account application).  Make sure that all parties that are required by the account registration sign the request, and any applicable signature guarantees are on the request; and

•	Send your request to the appropriate address as given under purchasing by mail.

Redeem (Sell) by Telephone
Unless you declined the option on your account application, you may redeem (sell) your shares of the Fund by telephone.  In order to arrange for the telephone redemption option after your account has been established, or to change the bank account or address designated to which redemption proceeds are sent, you must send the Fund’s transfer agent a written request.  The request must be signed by each shareholder of the account.  The transfer agent may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  To redeem (sell) by telephone, call the transfer agent at 1-877-862-9555 between the hours of 9:00 a.m. and 8:00 p.m. Eastern Time on a day the NYSE is open for business.  Shares of the Fund will be sold in your account at the NAV determined on the day your order is placed prior to market close (generally, 4:00 p.m., Eastern Time); any redemption requests made after market close will receive the Fund’s next calculated NAV price.  For your protection against fraudulent telephone transactions, the Fund will use reasonable procedures to verify your identity.  As long as the Fund follows these procedures, it will not be liable for any loss or cost to you if it acts on instructions to redeem (sell) your account that it reasonably believes to be authorized by you.  You will be notified if the Fund refuses a telephonic redemption transaction.  Telephone trades must be received by or prior to market close.  Please allow sufficient time to place your telephone transaction.  Telephone redemptions may be difficult during periods of extreme market or economic conditions.  If this is the case, please send your redemption request by mail or overnight courier.

Systematic Withdrawal Plan
If you own or are purchasing shares of the Fund having a current value of at least $10,000, you may participate in a Systematic Withdrawal Plan (“SWP”). The SWP provides for automatic redemptions of at least $100 on a monthly, quarterly, semi-annually or annual basis. You may have the proceeds of the SWP sent by check to your address of record or by electronic funds transfer via the ACH network to the bank account designated by you on the account application. You may establish the SWP by completing this section on the account application or by calling the Fund at 1-877-862-9555. You may terminate or modify your participation in the Plan by calling the Fund’s transfer agent five days prior to the next scheduled payment.

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SHAREHOLDER INFORMATION

Through a Financial Intermediary
You may redeem (sell) the Fund’s shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Account and Transaction Policies
Redemption Fee.  The Fund is intended for long-term investors.  Short-term “market-timers” that engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  For these reasons, the Fund will assess a 1.00% fee on the redemption of Fund shares held for 30 days or less.  The Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed (sold) first for purposes of determining whether the short-term trading fee applies.  The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of their long-term shareholders.  This fee does not apply to (1) shares purchased through reinvested dividends or capital gains; or (2) the involuntary redemption of low balance accounts.  The Fund’s redemption fee will also be waived on sales of Fund shares made in connection with non-discretionary portfolio rebalancing associated with certain wrap accounts and certain retirement plans.  The Fund reserves the right to change the terms and amount of this fee upon at least 60 days’ notice to shareholders.

Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for less than 30 days, the Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  While the Fund has entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Fund is required to rely on information provided by the Financial Intermediary as to the applicable redemption fee, the Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.

Tools to Combat Frequent Transactions.  The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent transactions and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders.  The Board has adopted a policy regarding excessive trading.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps may include, among other things, monitoring trading activity, imposing redemption fees, if necessary, or using fair value pricing when appropriate, under procedures as adopted by the Board, when the Advisor determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in the Fund’s shares is believed by the Advisor to be harmful to the Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

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SHAREHOLDER INFORMATION

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at its request, certain information relating to its customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Proceeds.  Proceeds will generally be sent no later than seven calendar days after the Fund receives your redemption request.  If elected on your account application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your account application.  The minimum wire amount is $500 and there is a $15 fee for each wire transfer.  When proceeds are sent via the ACH network, the funds are usually available in your bank account in two to three business days.

Check Clearance.  The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears.  If the check does not clear, you will be responsible for any losses suffered by the Fund as well as a $25 service charge imposed by the transfer agent.  This delay can be avoided by purchasing shares by wire.

Suspension of Redemptions.  The Fund may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

Signature Guarantees.  The transfer agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee of each owner is required in the following situations:

•	For all redemption requests in excess of $50,000;
•	If a change of address request has been received by the transfer agent within the last 30 days;
•	When requesting a change in ownership on your account; and
•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the transfer agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

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SHAREHOLDER INFORMATION

Customer Identification Program.  Please note that, in compliance with the USA PATRIOT Act of 2001, the transfer agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the transfer agent may not be able to open your account.  Please contact the transfer agent at 1-877-862-9555 if you need additional assistance when completing your account application.  If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to temporarily limit additional share purchases, close your account or take any other action it deems reasonable or required by law.  The Fund also reserves the right to close the account within five business days if clarifying information/documentation is not received.

No Certificates.  The Fund does not issue share certificates.

Right to Reject Purchases.  The Fund reserves the right to reject any purchase in whole or in part.  The Fund may cease taking purchase orders for the Fund at any time when it believes that it is in the best interest of its current shareholders.  The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of the Fund for the short-term when the markets are highly volatile.

Redemption In-Kind.  The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Fund would do so except during unusual market conditions.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

Small Accounts.  To reduce its expenses, the Fund may redeem (sell) an account if the total value of the account falls below $10,000 due to redemptions.  You will be given 30 days’ prior written notice of this redemption.  During that period, you may purchase additional shares to avoid the redemption.

Householding.  In an effort to decrease costs, the Fund will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the transfer agent toll free at 1-877-862-9555 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Pricing Fund Shares
Net Asset Value.  Shares of the Fund are sold at its NAV.  The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily.  The Fund’s share price is calculated as of the close of regular trading (generally, 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good form (as described below under “How to Purchase Shares”) by U.S. Bancorp Fund Services, LLC (the “transfer agent”), the transfer agent, or an authorized Financial Intermediary by 4:00 p.m., Eastern time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern time will receive the next day’s NAV.  The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV).  In certain cases, fair value determinations may be made as described below under procedures as adopted by the Board.

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Fair Value Pricing.  Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Fund that occur when regular trading on foreign exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures.  If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions.  Dividends from net investment income and distributions from net capital gains from the sale of securities are distributed at least annually.  Net investment income generally consists of interest income and dividends received on investments, less expenses.

The Fund typically distributes any undistributed net investment income each December.  Any net capital gains realized through the period ended October 31 of each year also are typically distributed by December 31 of each year.  The Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gain distributions in cash; or (3) receive all dividends and capital gain distributions in cash.  If you wish to change your distribution option, write or call the transfer agent.  Your request must be received at least five days prior to the payment date of the distribution.  If you elect to receive dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current net asset value and to reinvest all subsequent distributions. Distributions are taxable to you whether received in cash or additional Fund shares.

Federal Income Tax Issues.  The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, the Fund will not be subject to federal income tax if it adequately diversifies its investments, distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.  The Fund intends to make distributions of dividends and capital gains.  The Fund generally operates in a manner such that it will not be liable for federal income or excise taxes on its taxable income and capital gains distributed to shareholders.  In general, if you are subject to taxes, Fund distributions are taxable to shareholders as ordinary income, qualified dividend income or as capital gain distributions depending on the source of the Fund’s income.  The federal income tax rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

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SHAREHOLDER INFORMATION

Dividends declared by the Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year will be treated as paid in December for tax purposes.

All distributions generally reduce the NAV of the Fund’s shares by the amount of the distribution.  If you purchase shares prior to a distribution, the distribution will be taxable to you even though economically it may represent a partial return of your investment. The Fund may make taxable distributions even during periods in which the share price declines.

If you sell or exchange your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, and your adjusted tax basis at the time of such sale, you may have a taxable gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

By law, the Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, if the Internal Revenue Service (“IRS”) notifies you that you are subject to backup withholding, or if the IRS instructs the Fund to do so.

State, local or foreign taxation may apply.  The Fund’s SAI provides additional information about taxes.  You should consult your professional tax advisor regarding the federal, state, local and foreign tax consequences of an investment in the Fund based on your circumstances.

FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time because the Fund had not commenced operations prior to the date of this prospectus.

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PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•	Information it receives about you on applications or other forms;
•	Information you give it verbally; and/or
•	Information about your transactions with it or others.

The Fund does not disclose any non-public personal information about shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Fund may share information with affiliated parties and unaffiliated third parties with whom they have contracts for servicing the Fund.  The Fund will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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You can find more information about the Fund in the following documents:

•
Statement of Additional Information.  The Fund’s SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is herein incorporated into this Prospectus by reference.  It is legally considered a part of this Prospectus.

•
Annual and Semi-Annual Reports.  Additional information about the Fund’s investments will be available in the Fund’s Annual and Semi-Annual Reports to shareholders.  The Fund’s Annual Report will contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s most recent fiscal year.

You can obtain a free copy of these documents, request other information or make general inquiries about the Fund by contacting the Fund at:

DSM CAPITAL FUNDS
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-877-862-9555
www.dsmfunds.com

You can review and copy information, including the Fund’s reports and SAI, at the Public Reference Room of the U.S. Securities and Exchange Commission, 100 “F” Street, N.E., Washington, D.C. 20549-0213.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder reports and other information about the Fund are also available:

•	Free of charge from the Fund’s website at www.dsmfunds.com; or
•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520; or
•	For a fee, by email request to publicinfo@sec.gov.

Investment Company Act File No. 811-05037

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Prospectus October 10, 2013
DSM	Global Growth & Income Fund • Retail Class *
*As of the date of this Prospectus, Retail Class shares are not available for purchase.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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DSM | Global Growth & Income Fund

Prospectus
October 10 , 2013

SUMMARY SECTION

DSM Global Growth & Income Fund

Investment Objective
The DSM Global Growth & Income Fund (the “Global Growth & Income Fund” or “Fund”) seeks long-term capital appreciation and current income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Retail Class
Redemption Fee (as a percentage of amount redeemed (sold) within 30 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)	Retail Class
Management Fees	0.90%
Distribution (12b-1) Fees	0.25%
Other Expenses(1)	3.62%
Total Annual Fund Operating Expenses	4.77%
Fee Waiver/Expense Reimbursement(2)	-3.42%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.35%

(1)      Other expenses are based on estimated amounts for the current fiscal year.
(2)      DSM Capital Partners LLC (the “Advisor”) has contractually agreed to reduce its fees and pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund’s Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement to 1.35% of the average daily net assets of the Retail Class shares (the “Expense Cap”) through at least October 31, 2015.  To the extent that the Advisor waives its fees and absorbs expenses to satisfy this Expense Cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the Expense Cap.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).  Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	1 Year	3 Years
Retail Class	$137	$793

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the above Example, affect the Fund’s performance. The Advisor anticipates the Fund’s portfolio turnover rate to be less than 100% in a given year; however the rate may vary depending on market conditions in any given year. As the Fund is new, it does not have any portfolio turnover as of the date of this prospectus.

Principal Investment Strategies

Permissible Securities.  Under normal circumstances, the Fund will primarily invest its net assets in equity securities of large capitalization companies.  Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.  The Fund generally will contain 25 to 40 equity securities.  Under normal market conditions, at least 30% of the Fund’s net assets will be invested in the securities of foreign issuers, including those in emerging markets.  In determining whether an issuer is foreign, the Advisor will consider various factors including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized.  The weight given to each of these factors will vary depending upon the circumstances and as determined by the Advisor.  The Fund invests in U.S. and foreign issuers and intends to invest in securities of issuers from at least three different countries outside of the United States.  The Advisor defines a large capitalization company as one that has a market capitalization of $10 billion or more at the time of purchase.  The Fund may also invest up to 40% of its net assets in equity securities of issuers that have a market capitalization below $10 billion at the time of purchase.  From time to time, the Fund may invest more than 25% of its assets in issuers connected to China, and in issuers in other newly-developed emerging markets, which involves certain risks and special considerations not typically associated with investment in more developed economies or markets.

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The Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global economy.  The Fund may invest greater than 25% of its assets in one or more of the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services.

Management Process.  The Advisor manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., three-year) investment horizon.  This means in general terms that the Advisor identifies companies, one-by-one, which the Advisor believes exhibit certain growth characteristics.  Some of these identified companies will also pay dividends, and the Advisor will study each company’s apparent ability to continue paying dividends as well as grow dividends.  Such companies are often large organizations, dominant in their field, that exhibit barriers to entry.  It is not uncommon for such companies to also have established footprints in the emerging markets, allowing them to pay meaningful dividends while still growing their earnings well in excess of the world economy.  Companies selected for the portfolio by the Advisor whether they pay dividends or not will typically have growing businesses with solid fundamentals, attractive profitability, and successful managements.   The Advisor generally sells a stock when it believes its projected future return becomes unattractive relative to the rest of the portfolio or the investable universe.

Principal Risks
There is the risk that you could lose all or a portion of your money on your investment in the Fund.  The Fund is subject to many of the risks common to mutual funds that invest in equity securities of domestic and foreign companies.  You may lose money by investing in this Fund. In particular, the following risks could affect the value of your investment:

•
China Risk.  Investing in securities of Chinese companies involves special risks, including greater government control over the economy, political and legal uncertainty, currency fluctuations or exchange limitations, the risk that China’s government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets.  Information about issuers in emerging markets, including China, may not be as complete, accurate or timely as information about listed companies in other more developed economies or markets.

•
Dividend Risk. Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

•
Emerging Markets Risk.  Stocks of issuers in emerging markets countries entail greater investment risk than developed markets.  Such risks could include governmental dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•
Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

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•
Foreign Securities Risk.  The performance of foreign securities depends on the political and economic environments and other overall economic conditions in the countries where the Fund invests.  Foreign securities markets may involve greater risk, less transparency, less information, exposure to foreign taxes and volatility than more developed markets.  Some foreign countries may have fixed or managed currencies that are not free-floating against the U.S. dollar.  Certain of these currencies have experienced, and may experience in the future, substantial fluctuations or a steady devaluation relative to the U.S. dollar.

•	General Market Risk. The stock market declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.
•
Growth Style Investment Risk. Growth-oriented funds may underperform when value investing is in favor.  In addition, growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.

•
Large Cap Company Risk.  Large cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, may be more prone to global economic risks, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Management Risk. The Advisor’s investment strategy does not achieve the Fund’s objective or the Advisor does not implement the strategy properly.
•	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.
•
Non-Diversification Risk.  A non-diversified fund may hold a significant percentage of its assets in the securities of fewer companies or even one company, and therefore events effecting those companies have a greater impact on the Fund than on a diversified fund.

•	Regulatory Risk. Changes in government regulations may adversely affect the value of a security.
•
Sector-Focus Risk.  Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.

•
Small and Mid-Sized Company Stock Risk.  Small to mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small to mid-sized company stocks tend to be more volatile and less liquid than large company stocks. Small and mid-sized companies may have no or relatively short operating histories, or be newly formed public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Performance
Because the Fund has not commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.  Accordingly, performance information is not available.  Performance information will be available after the Fund has been in operation for one full calendar year.  At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.  Updated performance information is available on the Fund’s website at www.dsmfunds.com or by calling the Fund toll-free at 1-877-862-9555.

Management
Investment Advisor
DSM Capital Partners LLC

Portfolio Managers
Daniel Strickberger – Co-Chief Investment Officer of the Advisor since 2001
Managed the Fund since inception in 2013

Stephen Memishian, CFA – Co-Chief Investment Officer of the Advisor since 2001
Managed the Fund since inception in 2013

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Purchase and Sale of Fund Shares
Investors may purchase or redeem (sell) Fund shares on any business day by written request, wire transfer, or telephone.  You may conduct transactions by mail (DSM Global Growth & Income Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), or by telephone at 1-877-862-9555.  Investors who wish to purchase or redeem (sell) Fund shares through a broker-dealer should contact the broker-dealer directly.  The minimum initial and subsequent investment amounts for various types of accounts are shown below, although the Fund may reduce or waive the minimums in some cases.

Account Types	To Open Your Account	To Add To Your Account
Standard, Traditional and Roth IRA Accounts	$10,000	$2,500

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA that does not invest with borrowed funds.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
You may buy and sell shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  If you purchase the Fund through a broker-dealer or other Financial Intermediary, the Fund and its related companies may pay the Financial Intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your Financial Intermediary’s website for more information.

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MORE ABOUT THE FUND’S INVESTMENT STRATEGIES AND RISKS

Investment Objective
The Global Growth & Income Fund’s investment objective is long-term capital appreciation and current income.  The Global Growth & Income Fund’s investment objective is non-fundamental and may be changed without shareholder approval upon at least a 60-day written notice to shareholders.  There is no assurance that this objective will be obtained.

Principal Investment Strategies
Permissible Securities.  Under normal circumstances, the Global Growth & Income Fund will generally invest its net assets in equity securities of large capitalization companies.  Equity securities include, but are not limited to, common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.  The Global Growth & Income Fund generally will contain 25 to 40 equity securities. Under normal market conditions, at least 30% of the Global Growth & Income Fund’s net assets will be invested in the securities of foreign issuers including those in emerging markets.  In determining whether an issuer is foreign, the Advisor will consider various factors including where the issuer is headquartered, where the issuer’s principal operations are located, where the issuer’s revenues are derived, where the principal trading market is located and the country in which the issuer is legally organized.  The weight given to each of these factors will vary depending upon the circumstances.  The Fund invests in U.S. and foreign issuers and intends to invest in securities of issuers from at least three different countries.  The Advisor currently defines a “large capitalization company” as one that has a market capitalization of $10 billion or more at the time of purchase.  The Fund may also invest up to 40% of its net assets in equity securities of issuers that have a market capitalization below $10 billion at the time of purchase.

From time to time, the Fund may invest more than 25% of its assets in issuers connected to China, and in issuers in other newly-developed trading markets, which involves certain risks and special considerations not typically associated with investment in more developed economies or markets.  The Global Growth & Income Fund is a non-diversified fund and may, from time to time, have significant exposure to one or more issuers, industries, geographic regions or sectors of the global economy.

The Fund may invest greater than 25% of its assets in one or more of the following sectors:  consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services.

Management Process.  The Advisor manages the Fund using a bottom-up, “idea-driven,” growth-style with a long-term (i.e., three-year) investment horizon.  This means in general terms that the Advisor identifies companies, one-by-one, which the Advisor believes exhibit certain growth characteristics.  Some of these identified companies will also pay dividends, and the Advisor will study each company’s apparent ability to continue paying dividends as well as grow dividends.  Such companies are often large organizations, dominant in their field, that exhibit barriers to entry.  It is not uncommon for such companies to also have established footprints in the emerging markets, allowing them to pay meaningful dividends while still growing their earnings well in excess of the world economy.  Companies selected for the portfolio by the Advisor whether they pay dividends or not will typically have growing businesses with solid fundamentals, attractive profitability, and successful managements.

The Advisor is a research-driven investment manager.  Potential investments are identified based on each company’s detailed financial and operational history and on proprietary projections of future company results prepared by in-house analysts.  These projections are based on modeling of the company, discussions with the management of the company and its competitors, interviews with industry experts, a study of the candidate’s industry and the significant factors that drive industry growth.  The “bottom-up” research process involves using various criteria, including reviewing a company’s:

• revenue growth	• prudent use of debt
• earnings growth	• lack of earnings misses
• free cash flow	• open and experienced management
• profitability

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In addition to superior fundamental characteristics, in order for the Advisor to purchase a stock the company must also have an attractive valuation.  One of the Advisor’s valuation methods involves an historical evaluation of investor sentiment regarding each company’s shares to determine typical price-to-earnings ratios when the company is “in favor” or “out of favor.”  In addition, the Advisor studies the effect of past and current interest rates on the P/E ratio of each company’s shares, and projects these effects going forward.  These valuation methods support investment decisions regarding the price and timing of purchases and sales of shares as well as the size of positions.

Risk Management.  The Advisor seeks to reduce risk primarily by owning high-quality growth companies that it believes demonstrate strong revenue growth, superior profitability, and the ability to accelerate earnings and have high-quality balance sheets.  As a further element of risk management, when valuing companies, the Advisor normally projects relatively low earnings and price-to-earnings scenarios.  The Advisor also monitors sector and sub-sector weightings with an eye on events or changes that could impact the Fund’s holdings.

Selling Strategy.  The Advisor generally sells a stock when its projected future return becomes unattractive relative to the rest of the portfolio or investable universe.  The Advisor will also generally sell a security if the company disappoints on its earnings report or if the fundamental thesis for owning the company deteriorates.  The Advisor anticipates the Fund’s portfolio turnover rate to be less than 100% in a given year, however the rate may vary depending on market conditions in any given year.

Temporary or Defensive Cash Investments.  Under normal market conditions, the Fund will invest according to its principal investment strategies described above.  However, in response to adverse market, economic or political conditions, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents.  As a result, the Fund may not achieve its investment objective to the extent that it makes such “defensive” investments.  A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance.  In the event that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Principal Risks
As discussed in the Summary Section and described further below, the Fund is subject to many of the risks common to mutual funds that invest in equity securities of U.S. and foreign companies.  You may lose money by investing in the Fund.

•
China Risk.  Investing in securities of Chinese companies involves special risks, such as: greater government control over the economy, political and legal uncertainty, currency fluctuations or exchange limitations, the risk that China’s government may decide not to continue to support economic reform programs and the risk of nationalization or expropriation of assets.  As a developing market, China demonstrates significantly higher volatility from time to time in comparison to developed markets, including significant price swings that may disrupt the investment strategy of the Fund.  In addition, information about issuers in China may not be as complete, accurate or timely as information about listed companies in other more developed economies or markets.  Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information, a higher level of control over foreign exchange, a less efficient allocation of resources and/or political and social instability. Internal social unrest or confrontations with neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation.

•
Dividend Risk.  Companies that issue dividend yielding equity securities are not required to continue to pay dividends on such securities.  Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

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•
Emerging Markets Risk.  Emerging markets countries entail greater investment risk than developed markets.  Such risks could include governmental dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•
Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  Investor perceptions may impact the market and are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you hold common stocks of any given issuer, you would generally be exposed to greater risk than if you hold preferred stocks or debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

•
Foreign Securities Risk.  The Fund’s investments in foreign securities involve risks relating to adverse political, social and economic developments abroad.  Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.  Foreign markets may also be less liquid and more volatile than U.S. markets.  Rapid increases in money supply may result in speculative investing, contributing to volatility.  Foreign markets may offer less legal protection to investors.  Enforcing legal rights may be difficult, costly and slow.  There may be special problems enforcing claims against foreign governments.

Current political uncertainty surrounding the European Union and its membership could add to increased market volatility.  The ongoing deterioration of financial stability in several countries including Greece, Italy, Ireland, Spain and Portugal, together with the risk of contagion to other, more stable countries, particularly France and Germany, has exacerbated the global economic crisis.  This situation has also raised a number of uncertainties regarding the stability and overall standing of the European Monetary Union.  Given the global effect of today’s economy, the volatility of the Euro may affect the risk of an investment in the Fund.

•
General Market Risk.  General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  The financial markets may continue to experience periods of extreme stress which may result in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short-term volatility of the Fund.

•
Growth Style Investment Risk.  Growth stocks can perform differently from the market as a whole and from other types of stocks.  Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company’s long-term earnings growth with a higher stock price when that company’s earnings grow faster than both inflation and the economy in general.  Thus a growth style investment strategy attempts to identify companies whose earnings may grow or are growing at a faster rate than inflation and the economy.  While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.  During periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

•
Large Cap Company Risk.  Large cap stock risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.  Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

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•
Management Risk.  Management risk describes the Fund’s ability to meet its investment objectives based on the Advisor’s success or failure at implementing investment strategies for the Fund.  The value of your investment is subject to the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished.

•
New Fund Risk.  The Global Growth & Income Fund is new with no operating history and there can be no assurance that it will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.  The Board can initiate liquidation without shareholder approval if it determines it is in the best interest of shareholders.  As a result, the timing of any liquidation may not be favorable to certain individual shareholders.

•
Non-Diversification Risk. The Fund is non-diversified, which means that there is no restriction under the Investment Company Act of 1940, as amended (“1940 Act”) on how much the Fund may invest in the securities of an issuer.  As a result, the Fund’s shares may be more volatile and fluctuate more than shares of a fund that invests in a broader range of issuers because the Fund is tied more closely to the adverse economic, political or regulatory developments affecting that issuer.  The Fund is still subject to certain diversification requirements for federal income tax purposes, which are less rigorous than the diversification requirements under federal securities law.  See “Taxation” in the Fund’s Statement of Additional Information for more information.

•
Regulatory Risk.  Changes in government regulations may adversely affect the value of a security.  An insufficiently regulated market might also permit inappropriate practices that adversely affect an investment.

•
Sector-Focus Risk.  The Fund may invest greater than 25% of its assets in one or more of the following sectors: consumer discretionary, consumer staples, energy, financials, health care, industrials, materials, technology and telecommunications services.  Investing a significant portion of the Fund’s assets in one sector of the market exposes the Fund to greater market risk and potential monetary losses than if those assets were spread among various sectors.  If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

•
Small and Mid-Sized Company Stock Risk.  Small and mid cap stock risk is the risk that stocks of small and medium sized companies may underperform relative to those of large sized companies.  Securities’ prices of small and medium-sized companies often fluctuate more and may fall more than the securities’ prices of larger-sized, more established companies.  Small and medium sized companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals.  Securities of those companies may have limited market liquidity, and their prices may be more volatile.

Portfolio Holdings Information
A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”).

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MANAGEMENT OF THE FUND

Investment Advisor
DSM Capital Partners LLC, located at 116 Radio Circle Drive, Suite 200, Mount Kisco, New York 10549, is the investment advisor to the Fund.  The Advisor manages the Fund, subject to oversight by the Board.  The Advisor was founded in 2001 and serves as investment advisor to endowments and foundations, pensions plans, family offices, high net worth individual investors, and corporations.  As of June 30, 2013, the Advisor managed approximately $4 billion in assets.

Under the investment advisory agreement that the Advisor has with the Fund, the Advisor is entitled to receive, on a monthly basis, compensation from the Fund based on the following fee schedule as a percentage of the Fund’s average daily net assets:

Fund	Fee Schedule
Global Growth & Income Fund	0.90%

A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreement will be available in the Fund’s shareholder report for the Fund’s fiscal period ending December 31, 2013.

Portfolio Managers
The Fund is co-managed by the Advisor’s Chief Investment Officers, who are supported by a team of research analysts and traders.  The SAI provides additional information about the portfolio managers’ method of compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of the Fund’s shares.

Portfolio Manager	Business Experience
Daniel Strickberger Co-Chief Investment Officer Global Growth & Income Fund since inception October 2013.
Daniel Strickberger co-founded the Advisor in February 2001 with Mr. Memishian and has served as a Managing Member ever since.  Prior to starting the Advisor, Mr. Strickberger held several portfolio management and senior executive positions at companies such as W.P. Stewart & Company, Lazard Freres & Co., Oppenheimer & Co. and Morgan Guaranty.  Mr. Strickberger holds a Bachelor of Science in Business Administration and Finance from the University of Delaware and a Master of Business Administration in Finance and International Business from New York University.  He serves on the Investment Committee of the University of Delaware Endowment.

Stephen Memishian, CFA Co-Chief Investment Officer Global Growth & Income Fund since inception October 2013.
Stephen Memishian, CFA, co-founded the Advisor in February 2001 with Mr. Strickberger and has served as a Managing Member ever since.  Prior to starting the Advisor, Mr. Memishian held executive and other positions at companies such as W.P. Stewart & Company, Paine Webber, Columbia Pictures Industries, and McKinsey & Company.  Mr. Memishian holds a Bachelor of Science in Engineering from Tufts University, and a Master of Science in Management from the Massachusetts Institute of Technology.  He is active at MIT, presently serving on the North American Executive Advisory Board, and also on the Finance Group Advisory Board, of the Sloan School of Management. He is a past chairman of the Council for the Arts at MIT. He is also a past trustee of the Greenwich Country Day School.

Fund Expenses
In addition to the advisory fees discussed above, the Fund incurs other expenses such as custodian, transfer agency, interest, acquired fund fees and expenses and other customary Fund expenses.  (Acquired fund fees and expenses are indirect fees that the Fund incurs from investing in the shares of other investment companies.)  The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest expense in connection with investment activities, taxes, dividends on short positions and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses of the Retail Class’s average daily net assets as follows:

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MANAGEMENT OF THE FUND
Fund	Expense Cap
Global Growth & Income Fund	1.35%

Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by the Fund if requested by the Advisor, and the Board approves such reimbursement in subsequent fiscal years.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed its Expense Cap.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments it made in the prior three fiscal years.  The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  The current Expense Cap is in place indefinitely, but at least through October 31, 2015, and may thereafter be renewed annually by the Board.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board.

Distribution Plan and Additional Payments to Dealers
Distribution Plan.  Although not currently implemented, the Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act on behalf of its Retail Class of shares.  Under the Plan, the Fund is authorized to pay the distributor a fee for the sale and distribution of the Fund’s shares and services it provides to Retail Class shareholders.  The maximum amount of the fee authorized is 0.25% of the Retail Class’s average daily net assets annually.  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment in the Fund’s shares and may cost you more than paying other types of sales charges.  The Fund will notify shareholders when it has implemented the Plan.

In addition to paying fees under the Plan, the Fund may pay service fees to Financial Intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

Additional Payments to Dealers.  The Advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Fund, including affiliates of the Advisor.  Such payments and compensation are in addition to the Rule 12b-1 fees and any service fees paid by the Fund.  These additional cash payments are generally made to Financial Intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the Financial Intermediary.  Cash compensation may also be paid to Financial Intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to the Fund’s shareholders.  The Advisor or distributor may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

The Advisor’s Related Performance Regarding Substantially Similar Accounts

The performance information shown below represents the prior performance of the only discretionary account managed by the Advisor with substantially similar investment objective, policies and strategies as the Global Growth & Income Fund.  The performance information is referred to as the GGI Account Composite.  The Advisor maintains all performance records for the GGI Account Composite.

The GGI Account Composite is provided to illustrate the past performance of the composite of the Advisor’s global growth & income strategy as measured against a broad based market index, and does not represent the historical performance of the Global Growth & Income Fund.  You should not consider this performance data to be an indication of future performance of the Global Growth & Income Fund.

The Advisor first offered the global growth & income product to clients on February 1, 2011.  There had been only one client account in the GGI Account Composite until the existence of the Global Growth & Income Fund.  That account is comprised of a “qualified investor” as defined under the 1940 Act and is not a registered investment company.  This is not an offering or a solicitation of an offering to invest in that client account.

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MANAGEMENT OF THE FUND

The performance does not reflect the deduction of investment advisory fees actually charged to the account in the GGI Account Composite.  Rather, the performance presented reflects the deduction of a model advisory fee.  The model advisory fee is 1.00% per annum, which is higher than the actual fee to be charged to the Global Growth & Income Fund.  The net of fee returns calculated for the composite were created by deducting the monthly amount of the model annual fee from actual gross returns of the client account in the composite.  The performance reflects the deduction of all other advisory fees and expenses, including brokerage commissions and execution costs paid by the client account in the composite without provision for federal or state income taxes.  The GGI Account Composite below does not reflect any sales loads or placement fees, as such fees were not assessed on the account.

As noted above, the discretionary account for which results are reported is not a registered mutual fund and is not subject to the same types of expenses as the Global Growth & Income Fund or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act, or the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected the performance results of the composite.

Consequently, the performance results for the GGI Account Composite could have been adversely affected if the client account had been regulated as an investment company.  In addition, the operating expenses incurred by the client account in the composite were lower than the anticipated operating expenses of the Global Growth & Income Fund, and, accordingly, the performance results of the GGI Account Composite are greater than what the Global Growth & Income Fund’s performance would have been.

The performance results have been time-weighted and dollar-weighted and prepared in accordance with Global Investment Performance Standards.  These standards are different from the standardized SEC method.  Investors should also be aware that the use of a methodology different from that used above to calculate performance could result in different performance data.

The performance data below is for the Advisor’s GGI Account Composite and is not the performance results of the Global Growth & Income Fund.

Average Annual Total Returns for the Periods Ended December 31, 2012
Period	GGI(1) Account Composite	MSCI ACWI Index(2)
1-Year	17.9%	16.1%
Since Inception (February 1, 2011)	9.1%	3.1%

(1)	As of May 31, 2013, the GGI Account Composite was comprised of one account with approximately $23 million in assets of the Advisor’s $4 billion in assets under management.

(2)
The MSCI ACWI captures large and mid cap representation across 24 developed markets (DM) and 21 emerging markets (EM) countries. With 2,424 constituents, the index covers approximately 85% of the global investable equity opportunity set.  You cannot invest directly in an index.

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SHAREHOLDER INFORMATION

Description of Class
The following table lists the key features of the Fund’s Retail Class.
Retail Class
Minimum Initial Investment	$10,000
Subsequent Minimum Investment	$2,500
Waiver/Reduction of Investment Minimums	See below
Fees	• Redemption Fee of 1.00% if shares are redeemed (sold) within 30 days of purchase (with some exceptions) • 12b-1 fee of 0.25% (not yet implemented)
Conversion Feature
Subject to the Advisor’s approval, if investors currently holding Retail Class shares meet the criteria for eligible investors and would like to convert to Institutional Class shares, there are no tax consequences and investors are not subject to the redemption fee.  To inquire about converting your Retail Class shares to Institutional Class shares, please call 1-877-862-9555.

Eligible Investors	Includes accounts maintained through Financial Intermediaries.

How to Purchase Shares of the Fund
Minimum Investments.  To purchase shares of the Fund, you must make at least the minimum initial investment (or subsequent investment) as shown in the table below.  The minimum investment requirements may be waived from time to time.

Account Types	To Open Your Account	To Add To Your Account
Standard, Traditional and Roth IRA Accounts	$10,000	$2,500
Accounts with Automatic Investment Plans	$ 5,000	$250

•
Checks for all accounts, including individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) or Uniform Transfer to Minors Act (“UTMA”) accounts, must be made payable to “DSM Global Growth & Income Fund.”  A charge of $25 will be applied for any payment that is returned.  Additionally, the investor may also be responsible for any loss sustained by the Fund as a result of any payment that is returned.

•
ACH refers to the “Automated Clearing House” System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.

•	Wires instruct your financial institution with whom you have an account to make a Federal funds wire payment to us. Your financial institution may charge you a fee for this service.

Purchase by Mail

For direct investments through the Fund’s transfer agent, you should:
•	Complete and sign the account application;
•	To open an account, write a check payable to: “DSM Capital Funds”;
•	Send your account application and check to one of the addresses listed below;
•
For subsequent investments, detach the stub that is attached to the account statement you will receive after each transaction and mail it with a check made payable to the Fund in the envelope provided with your statement or to one of the addresses noted below.  Write your account number on the check.  If you do not have the stub from your account statement, include your name, address and account number on a separate piece of paper.

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SHAREHOLDER INFORMATION
For regular mail delivery:	For an overnight delivery:
DSM Capital Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	DSM Capital Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Fund’s transfer agent.

The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  All purchases must be made in U.S. dollars drawn on a bank located in the United States.  The Fund is unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

Additionally, shares of the Fund have not been registered for sale outside of the United States.  The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Purchase by Wire
If you are making your first investment in the Fund, before you wire funds, please contact the transfer agent by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery or facsimile.  Upon receipt of your completed account application, an account will be established for you and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.  Once your account has been established, you may instruct your bank to initiate the wire using the instructions you were given.

For either initial or subsequent investments, prior to sending the wire, please call the transfer agent at 1-877-862-9555 to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund, your name and account number so that your wire can be correctly applied.

Instruct your bank to send the wire to:
U.S. Bank N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit: DSM Global Growth & Income Fund
(Shareholder Name, Shareholder Account #)

Your bank may impose a fee for investments by wire.  You will receive the NAV from the day that your wired funds have been received by the Fund or the transfer agent.  Wired funds must be received prior to 4:00 p.m., Eastern time, to be eligible for same day pricing.  Wires received after the close of the NYSE will be considered received by the next business day.  The Fund and the transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.  If you have questions about how to invest by wire, you may call the Fund at 1-877-862-9555.

Purchase by Telephone
If you did not decline telephone transactions on your account application, if you included a voided check, and your account has been open for 15 days, you may purchase additional shares in the amount of $2,500 or more from your bank account upon request by telephoning the Fund toll free at 1-877-862-9555.  Telephone orders will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m. Eastern time, shares will generally be purchased at the NAV next calculated.  For security reasons, requests by telephone may be recorded.

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SHAREHOLDER INFORMATION

Purchasing with an Automatic Investment Plan
If you intend to use the Automatic Investment Plan (“AIP”), you may open your account with an initial minimum investment of $5,000.  Once an account has been opened, you can make additional purchases of shares of the Fund through an AIP.  The AIP provides a convenient method to have monies deducted directly from your bank account for investment into the Fund.  You can make automatic monthly, quarterly or annual purchases of $250 or more into the Fund.  Only bank accounts held at domestic institutions that are ACH members may be used for this option.  If you wish to change the amount of your investment or to terminate the plan, please contact the transfer agent at least five days prior to the effective date.  Additionally, the transfer agent will charge a $25 fee for any payment returned.  The Fund may alter, modify or terminate the AIP at any time.  To begin participating in the AIP, please complete the Automatic Investment Plan section found on the account application or contact the Fund at 1-877-862-9555.

Purchases Placed with Financial Intermediaries
You may buy and sell shares of the Fund through certain “Financial Intermediaries.”  Your order will be priced at the Fund’s NAV next computed after it is received by a Financial Intermediary.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and the Financial Intermediary may maintain your individual ownership records.  The Fund may pay the Financial Intermediary for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with the Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Fund’s Prospectus.  If you transmit your order with these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Retirement Plans
The Fund offers IRA plans.  You may obtain information about opening an IRA by calling 1-877-862-9555.  If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your Financial Intermediary.

How to Redeem (Sell) Shares of the Fund
How to Redeem (Sell) Shares.  If you redeem (sell) through a Financial Intermediary, the Financial Intermediary may charge you a transaction fee.  If you purchased your shares by check, you may not receive your redemption proceeds until your check has cleared, which may take up to 15 calendar days.  Redemptions will be processed only on a day during which the NYSE is open for business.  You may receive the proceeds of redemption by check, wire or via electronic funds transfer through the Automated Clearing House (“ACH”) network.  Please note that certain fees may apply depending on the timing or manner in which you redeem (sell) shares.  Requests to redeem (sell) shares are processed at the NAV next calculated after the Fund or your Financial Intermediary receives your request in proper form.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to a 10% withholding tax.

Redeem by Mail
To redeem (sell) by mail, please:

•	Provide your name and account number;
•	Specify the number of shares or dollar amount and the Fund name or number;

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SHAREHOLDER INFORMATION
•
Sign the redemption request (the signature must be exactly the same as the one on your account application).  Make sure that all parties that are required by the account registration sign the request, and any applicable signature guarantees are on the request; and

•	Send your request to the appropriate address as given under purchasing by mail.

Redeem by Telephone
Unless you declined the option on your account application, you may redeem (sell) your shares of the Fund by telephone.  In order to arrange for the telephone redemption option after your account has been established, or to change the bank account or address designated to which redemption proceeds are sent, you must send the Fund’s transfer agent a written request.  The request must be signed by each shareholder of the account.  The transfer agent may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.  To redeem (sell) by telephone, call the transfer agent at 1-877-862-9555 between the hours of 9:00 a.m. and 8:00 p.m. Eastern Time on a day the NYSE is open for business.  Shares of the Fund will be sold in your account at the NAV determined on the day your order is placed prior to market close (generally, 4:00 p.m., Eastern Time); any redemption requests made after market close will receive the Fund’s next calculated NAV price.  For your protection against fraudulent telephone transactions, the Fund will use reasonable procedures to verify your identity.  As long as the Fund follows these procedures, it will not be liable for any loss or cost to you if it acts on instructions to redeem (sell) your account that it reasonably believes to be authorized by you.  You will be notified if the Fund refuses a telephonic redemption transaction.  Once a telephone transaction is placed, it cannot be cancelled or modified.  Telephone trades must be received by or prior to market close.  Please allow sufficient time to place your telephone transaction.  Telephone redemptions may be difficult during periods of extreme market or economic conditions.  If this is the case, please send your redemption request by mail or overnight courier.

Systematic Withdrawal Plan
If you own or are purchasing shares of the Fund having a current value of at least $10,000, you may participate in a Systematic Withdrawal Plan (“SWP”).  The SWP provides for automatic redemptions of at least $100 on a monthly, quarterly, semi-annually or annual basis.  You may have the proceeds of the SWP sent by check to your address of record or by electronic funds transfer via the ACH network to the bank account designated by you on the account application.  You may establish the SWP by completing this section on the account application or by calling the Fund at 1-877-862-9555.  You may terminate or modify your participation in the Plan by calling the Fund’s transfer agent five days prior to the next scheduled payment.

Through a Financial Intermediary
You may redeem (sell) the Fund’s shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Fund and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV next effective after receipt of the order by the Financial Intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Account and Transaction Policies
Redemption Fee.  The Fund is intended for long-term investors.  Short-term “market-timers” that engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  For these reasons, the Fund will assess a 1.00% fee on the redemption of Fund shares held for 30 days or less.  The Fund uses the “first in first out” (“FIFO”) method to determine the holding period; this means that if you purchase shares on different days, the shares you held longest will be redeemed first for purposes of determining whether the short-term trading fee applies.  The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of their long-term shareholders.  This fee does not apply to (1) shares purchased through reinvested dividends or capital gains; or (2) the involuntary redemption of low balance accounts.  The Fund’s redemption fee will also be waived on sales of Fund shares made in connection with non-discretionary portfolio rebalancing associated with certain wrap accounts and certain retirement plans.  The Fund reserves the right to change the terms and amount of this fee upon at least 60 days’ notice to shareholders.

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SHAREHOLDER INFORMATION

Although the Fund has the goal of applying this redemption fee to most redemptions of shares held for less than 30 days, the Fund may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  While the Fund has entered into information sharing agreements with such Financial Intermediaries as described under “Tools to Combat Frequent Transactions” which contractually require such Financial Intermediaries to provide the Fund with information relating to its customers investing in the Fund through non-disclosed or omnibus accounts, the Fund cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Fund is required to rely on information provided by the Financial Intermediary as to the applicable redemption fee, the Fund cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Fund’s policies.

Tools to Combat Frequent Transactions.  The Fund is intended for long-term investors.  Short-term “market-timers” who engage in frequent transactions and redemptions may disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders.  The Board has adopted a policy regarding excessive trading.  The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Fund takes steps to reduce the frequency and effect of these activities in the Fund.  These steps may include, among other things, monitoring trading activity, imposing redemption fees, if necessary, or using fair value pricing when appropriate, under procedures as adopted by the Board, when the Advisor determines current market prices are not readily available.  As approved by the Board, these techniques may change from time to time as determined by the Fund in its sole discretion.

In an effort to discourage abusive trading practices and minimize harm to the Fund and its shareholders, the Fund reserves the right, in its sole discretion, to reject any purchase order, in whole or in part, for any reason (including, without limitation, purchases by persons whose trading activity in the Fund’s shares is believed by the Advisor to be harmful to the Fund) and without prior notice.  The Fund may decide to restrict purchase and sale activity in its shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect the Fund’s performance.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Fund seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.  Except as noted in the Prospectus, the Fund applies all restrictions uniformly in all applicable cases.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that the Fund’s efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Fund receives purchase and sale orders through Financial Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Fund will work with Financial Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the Fund has entered into information sharing agreements with Financial Intermediaries pursuant to which these intermediaries are required to provide to the Fund, at its request, certain information relating to its customers investing in the Fund through non-disclosed or omnibus accounts.  The Fund will use this information to attempt to identify abusive trading practices.  Financial Intermediaries are contractually required to follow any instructions from the Fund to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Fund’s policies.  However, the Fund cannot guarantee the accuracy of the information provided to it from Financial Intermediaries and cannot ensure that it will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a consequence, the Fund’s ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

Proceeds.  Proceeds will generally be sent no later than seven calendar days after the Fund receives your redemption request.  If elected on your account application, you may have the proceeds of the redemption request sent by check to your address of record, by wire to a pre-determined bank, or by electronic funds transfer via the ACH network to the bank account designated by you on your account application.  The minimum wire amount is $500 and there is a $15 fee for each wire transfer.  When proceeds are sent via the ACH network, the funds are usually available in your bank account in two to three business days.

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SHAREHOLDER INFORMATION

Check Clearance.  The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears.  If the check does not clear, you will be responsible for any losses suffered by the Fund as well as a $25 service charge imposed by the transfer agent.  This delay can be avoided by purchasing shares by wire.

Suspension of Redemptions.  The Fund may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

Signature Guarantees.  The transfer agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  A signature guarantee of each owner is required in the following situations:

•	For all redemption requests in excess of $50,000;
•	If a change of address request has been received by the transfer agent within the last 30 days;
•	When requesting a change in ownership on your account; and
•	When redemption proceeds are payable or sent to any person, address or bank account not on record.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Fund and/or the transfer agent may require a signature guarantee in other instances based on the circumstances.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Customer Identification Program.  Please note that, in compliance with the USA PATRIOT Act of 2001, the transfer agent will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program.  As requested on the account application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the transfer agent may not be able to open your account.  Please contact the transfer agent at 1-877-862-9555 if you need additional assistance when completing your account application.  If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to temporarily limit additional share purchases, close your account or take any other action it deems reasonable or required by law.  The Fund also reserves the right to close the account within five business days if clarifying information/documentation is not received.

No Certificates.  The Fund does not issue share certificates.

Right to Reject Purchases.  The Fund reserves the right to reject any purchase in whole or in part.  The Fund may cease taking purchase orders for the Fund at any time when it believes that it is in the best interest of its current shareholders.  The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of the Fund for the short-term when the markets are highly volatile.

Redemption In-Kind.  The Fund reserves the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio (a “redemption in-kind”).  It is not expected that the Fund would do so except during unusual market conditions.  If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

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SHAREHOLDER INFORMATION

Small Accounts.  To reduce its expenses, the Fund may redeem (sell) an account if the total value of the account falls below $10,000 due to redemptions.  You will be given 30 days’ prior written notice of this redemption.  During that period, you may purchase additional shares to avoid the redemption.

Householding.  In an effort to decrease costs, the Fund will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the transfer agent toll free at 1-877-862-9555 to request individual copies of these documents.  The Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Unclaimed Property.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

Pricing Fund Shares
Net Asset Value.  Shares of the Fund are sold at its NAV.  The NAV is determined by dividing the value of the Fund’s securities, cash and other assets, minus all liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily.  The Fund’s share price is calculated as of the close of regular trading (generally, 4:00 p.m. Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good form (as described below under “How to Purchase Shares”) by U.S. Bancorp Fund Services, LLC (the “transfer agent”), the transfer agent, or an authorized Financial Intermediary by 4:00 p.m., Eastern time will be processed at that day’s NAV.  Transaction orders received after 4:00 p.m., Eastern time will receive the next day’s NAV.  The Fund’s NAV, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Fund does not determine the NAV of its shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV).  In certain cases, fair value determinations may be made as described below under procedures as adopted by the Board.

Fair Value Pricing.  Occasionally, reliable market quotations are not readily available or there may be events affecting the value of foreign securities or other securities held by the Fund that occur when regular trading on foreign exchanges is closed, but before trading on the NYSE is closed.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Fund would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation procedures.  If any significant discrepancies are found, the Fund may adjust its fair valuation procedures.

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SHAREHOLDER INFORMATION

DISTRIBUTIONS AND TAXES

Dividends and Capital Gains Distributions.  Dividends from net investment income and distributions from net capital gains from the sale of securities are distributed at least annually.  Net investment income generally consists of interest income and dividends received on investments, less expenses.

The Fund typically distributes any undistributed net investment income each December.  Any net capital gains realized through the period ended October 31 of each year also are typically distributed by December 31 of each year.  The Fund may make an additional payment of dividends or distributions if it deems it desirable at other times during the year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) reinvest dividends in additional Fund shares and receive capital gain distributions in cash; or (3) receive all dividends and capital gain distributions in cash.  If you wish to change your distribution option, write or call the transfer agent.  Your request must be received at least five days prior to the payment date of the distribution.  If you elect to receive dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current net asset value and to reinvest all subsequent distributions. Distributions are taxable to you whether received in cash or additional Fund shares.

Federal Income Tax Issues.  The Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  As a regulated investment company, the Fund will not be subject to federal income tax if it adequately diversifies its investments, distributes its income as required by the tax law and satisfies certain other requirements that are described in the SAI.  The Fund intends to make distributions of dividends and capital gains.  The Fund generally operates in a manner such that it will not be liable for federal income or excise taxes on its taxable income and capital gains distributed to shareholders.  In general, if you are subject to taxes, Fund distributions are taxable to shareholders as ordinary income, qualified dividend income or as capital gain distributions depending on the source of the Fund’s income.  The federal income tax rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Dividends declared by the Fund in October, November or December to shareholders of record on a specified date in such a month and paid during January of the following year will be treated as paid in December for tax purposes.

All distributions generally reduce the NAV of the Fund’s shares by the amount of the distribution.  If you purchase shares prior to a distribution, the distribution will be taxable to you even though economically it may represent a partial return of your investment. The Fund may make taxable distributions even during periods in which the share price declines.

If you sell or exchange your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell, and your adjusted tax basis at the time of such sale, you may have a taxable gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

By law, the Fund must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, if the Internal Revenue Service (“IRS”) notifies you that you are subject to backup withholding, or if the IRS instructs the Fund to do so.

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SHAREHOLDER INFORMATION

State, local or foreign taxation may apply.  The Fund’s SAI provides additional information about taxes.  You should consult your professional tax advisor regarding the federal, state, local and foreign tax consequences of an investment in the Fund based on your circumstances.

FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time because the Fund had not commenced operations prior to the date of this Prospectus.

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PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•	Information it receives about you on applications or other forms;
•	Information you give it verbally; and/or
•	Information about your transactions with it or others.

The Fund does not disclose any non-public personal information about shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Fund may share information with affiliated parties and unaffiliated third parties with whom it has contracts for servicing the Fund. The Fund will provide unaffiliated third parties with only the information necessary to carry out its assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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You can find more information about the Fund in the following documents:

•
Statement of Additional Information.  The Fund’s SAI provides additional details about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is herein incorporated into this Prospectus by reference.  It is legally considered a part of this Prospectus.

•
Annual and Semi-Annual Reports.  Additional information about the Fund’s investments will be available in the Fund’s Annual and Semi-Annual Reports to shareholders.  The Fund’s Annual Report will contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s most recent fiscal year.

You can obtain a free copy of these documents, request other information or make general inquiries about the Fund by contacting the Fund at:

DSM CAPITAL FUNDS
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-877-862-9555
www.dsmfunds.com

You can review and copy information, including the Fund’s reports and SAI, at the Public Reference Room of the U.S. Securities and Exchange Commission, 100 “F” Street, N.E., Washington, D.C.  20549-0213.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder reports and other information about the Fund is also available:

•	Free of charge from the Fund’s website at www.dsmfunds.com; or
•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or
•	For a fee, by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520; or
•	For a fee, by email request to publicinfo@sec.gov.

Investment Company Act File No. 811-05037

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STATEMENT OF ADDITIONAL INFORMATION

October 10 , 2013

DSM GLOBAL GROWTH & INCOME FUND
Institutional Class Shares  (Ticker: DSMYX)
Retail Class Shares (Ticker: DSM K X)*
*(As of the date of this SAI, Retail Class shares are not available for purchase.)

116 Radio Circle Drive, Suite 200
Mount Kisco, NY 10549
1-877-862-9555

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectuses dated October 10, 2013, as may be revised, of the DSM Global Growth & Income Fund (the “Fund”), Retail Class shares and Institutional Class shares, advised by DSM Capital Partners LLC (the “Advisor”), a series of Professionally Managed Portfolios (the “Trust”).  Copies of the Fund’s Prospectuses are available by calling the number listed above.

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THE TRUST

The Trust is a Massachusetts business trust organized on February 24, 1987, and is registered with the SEC as an open-end management investment company.  Prior to May 1991, the Trust was known as the Avondale Investment Trust.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Fund.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund’s assets for any shareholder held personally liable for obligations of the Fund or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of the Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

The Fund’s Prospectuses and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

The Fund is a series of the Trust.  The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series of the Trust, except for the DSM Large Cap Growth Fund, DSM Global Growth Fund and DSM Small-Mid Cap Growth Fund.

The Global Growth & Income Fund’s Institutional Class will commence operations on or about October 1, 2013.

INVESTMENT POLICIES AND RISKS

The following information supplements the discussion of the Fund’s principal investment strategies as set forth in its Prospectuses.  The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Non-Diversification.
The Fund is a “non-diversified” mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal securities law.  The Fund is permitted to invest a greater percentage of its assets in the securities of a single issuer than a diversified fund.  Thus, the Fund may have fewer holdings than diversified funds.  As a result, a decline in the value of those holdings would cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

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Although the Fund is a “non-diversified” investment company, and consequently is not limited in the proportion of its assets that may be invested in the securities of a single issuer, the Fund intends to conduct its operations so as to qualify to be taxed as a “regulated investment company” for federal income tax purposes, which will relieve the Fund of any liability for federal income tax to the extent its income and capital gains are distributed to shareholders.  To so qualify, among other requirements, the Fund will limit its investment so that, at the close of each quarter of the taxable year, (1) not more than 25% of the Fund’s total assets will be invested in the securities of a single issuer, and (2) with respect to 50% of its total assets, not more than 5% of its total assets will be invested in the securities of a single issuer and the Fund will not own more than 10% of the outstanding voting securities of a single issuer.  The Fund’s investments in U.S. Government securities are not subject to these limitations.

Recent Regulatory Events.
Legal, tax and regulatory changes could occur that may adversely affect the Fund and its ability to pursue their investment strategies and/or increase the costs of implementing such strategies.  The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Commodity Futures Trading Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions in light of the recent financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Fund is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Fund.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the continuing economic turmoil or otherwise, and the effect of such actions, if taken, cannot be known.

Recent Economic Events.
Although the U.S. economy has seen gradual improvement since 2008, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven.  In addition, the negative impacts and continued uncertainty stemming from the sovereign debt crisis and economic difficulties in Europe and U.S. fiscal and political matters, including deficit reduction and U.S. debt ratings, have impacted and may continue to impact the global economic recovery.  These events and possible continuing market turbulence may have an adverse effect on the Fund.  In response to the global financial crisis, the United States and other governments and the Federal Reserve and certain foreign central banks took steps to support financial markets.  However, risks to a robust resumption of growth persist:  a weak consumer weighed down by too much debt and increasing joblessness, the growing size of the federal budget deficit and national debt, and the threat of inflation.  A number of countries in Europe have experienced severe economic and financial difficulties.  Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity.  There is continued concern about national-level support for the euro and the accompanying coordination of fiscal and wage policy among European Economic and Monetary Union (“EMU”) member countries.  Member countries are required to maintain tight control over inflation, public debt, and budget deficit to qualify for membership in the European EMU.  These requirements can severely limit European EMU member countries’ ability to implement monetary policy to address regional economic conditions.  A return to unfavorable economic conditions could impair the Fund’s ability to execute its investment strategies.

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Equity Securities.
Common stocks, preferred stocks, convertible securities, rights and warrants are examples of equity securities in which the Fund may invest.  All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in the Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject the Fund to the risk that the issuer may discontinue paying dividends.

Common Stock.
Common stocks represent a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock.
Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock has a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities.
Convertible securities (such as debt securities or preferred stock) may be converted into or exchanged for a prescribed amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

Rights and Warrants.
Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period.  The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks.  Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.  A right is an instrument granting rights to existing shareholders of a corporation to subscribe to shares of a new issue of common stock at below the public offering price before the stock is offered to the public.  A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specific amount of the corporation’s capital stock at a set price for a specified period of time. Rights and warrants do not represent ownership of the securities, but only the right to buy the securities. The prices of rights and warrants do not necessarily move parallel to the prices of underlying securities. Rights and warrants may be considered speculative in that they have no voting rights, pay no dividends and have no rights with respect to the assets of a corporation issuing them.

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Other Investment Companies.
The Fund may invest in the securities of other registered investment companies, subject to the limitations set forth in the Investment Company Act of 1940, as amended, (the “1940 Act”).  Investments in the securities of other investment companies will likely result in the duplication of advisory fees and certain other expenses.  By investing in another investment company, the Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1)(A) of the 1940 Act generally prohibits the Fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

In accordance with Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, the provisions of Section 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price including a sales load that exceeds the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to the fund of funds (i.e., 8.5%).

Exchange-Traded Funds.
The Fund may also invest in shares of exchange-traded funds (“ETFs”).  ETFs are investment companies which seek to replicate the performance, before fees and expenses, of an underlying index of securities.  An ETF is similar to a traditional mutual fund but trades at different prices during the day on a securities exchange like a stock.  Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase and sell these shares on the secondary market at their current market price, which may be more or less than their net asset value.  Investors in the Fund should be aware that ETFs are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As a purchaser of ETF shares on the secondary market, the Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their net asset value, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETF only in large blocks (typically, 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Fund does not expect to enter into such agreements and therefore will not be able to purchase and redeem their ETF shares directly from the ETF, but will instead purchase and sell shares on the secondary market.

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American Depositary Receipts.
The Fund may invest in securities of foreign issuers traded in the United States or on foreign exchanges, including, but not limited to, American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts (collectively, ADRs).

ADRs are certificates evidencing ownership of shares of a foreign issuer.  These certificates are issued by depositary banks, and the underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.  ADRs may be purchased in .over-the-counter (“OTC”) markets or on securities exchanges.  The Fund may make arrangements through a broker/dealer to purchase a foreign security on the issuer’s primary securities exchange and convert the security to a U.S. dollar-denominated ADR. ADRs may also be sold in a similar manner.  ADRs may be sponsored or unsponsored.  A sponsored ADR is issued by a depositary which has an exclusive relationship with the issuer of the underlying security.  An unsponsored ADR may be issued by any number of U.S. depositaries.  Under the terms of most sponsored arrangements, depositaries agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.  The depositary of an unsponsored ADR, on the other hand, is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. The Fund may invest in either type of ADR.  A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly, information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its country, and the market value of an ADR may not reflect undisclosed material information concerning the issuer of the underlying security. ADRs may also be subject to exchange rate risks if the underlying foreign securities are denominated in a foreign currency.

ADRs do not eliminate the risks inherent in investing in the securities of foreign issuers.  By investing in ADRs rather than directly in the foreign security, however, the Fund may avoid currency risks during the settlement period for either purchases or sales.  There is a large, liquid market in the United States for most ADRs.

Over the Counter Foreign Securities.
The Global Growth & Income Fund may purchase foreign equity securities in OTC markets, on U.S. securities exchanges and on local foreign securities exchanges as described below under “Foreign Securities.”  The OTC market includes securities of foreign issuers quoted through the OTC Bulletin Board Service (“OTCBB”). The OTCBB provides real-time quotations for securities of foreign issuers, including ADRs convertible into such securities, which are registered with the SEC under Section 12 of the Securities Exchange Act of 1934. The OTC market also includes “pink sheet” securities (“Pink Sheets”) published by Pink Sheets LLC (formerly known as the National Quotation Bureau, Inc.), a quotation medium for unregistered securities of domestic and foreign issuers, including unregistered ADRs convertible into such securities.  Pink Sheets LLC is not registered with the SEC as a stock exchange, nor does the SEC regulate its activities.  Pink Sheets LLC is not required to provide real-time quotations and does not require companies whose securities are quoted on its systems to meet any listing requirements. With the exception of a few foreign issuers, the companies quoted in the Pink Sheets tend to be thinly traded.  Many of these companies do not file periodic reports or audited financial statements with the SEC. For these reasons, companies quoted in the Pink Sheets can involve greater risk.

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Investments in certain markets may be made through ADRs traded in the United States or on foreign exchanges. Foreign markets are generally not as developed or efficient as, and may be more volatile than, those in the United States While growing in volume, they usually have substantially less volume than U.S. markets and the Fund’s portfolio securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. Commissions on foreign exchanges are generally higher than commissions on U.S. exchanges. While there are an increasing number of overseas securities markets that have adopted a system of negotiated rates, a number are still subject to an established schedule of minimum commission rates. There is generally less government supervision and regulation of foreign exchanges, brokers and listed companies than in the United States.  Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets.  Such differences may include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a “failed settlement.” Failed settlements can result in losses to the Fund.

Foreign Securities.
The Fund may invest in equity securities of foreign corporations.  In determining whether a company is foreign, the Advisor will consider various factors including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company is legally organized.  The weight given to each of these factors will vary depending upon the circumstances and as determined by the Advisor.  Investments in stock of foreign corporation may involve a greater degree of risk than those in domestic securities.

Securities of foreign issuers may be subject to greater fluctuations in price than domestic securities.  The price of foreign securities is affected by changes in the currency exchange rates.  Potential political or economic instability of the country of the issuer, especially in emerging or developing countries, could cause rapid and extreme changes in the value of the Fund’s assets to the extent it is invested in securities of foreign issuers.  Foreign countries have different accounting, auditing and financial reporting standards, and foreign issuers may be subject to less governmental regulation and oversight and higher levels of taxation than U.S. issuers.  Also, many countries where the Fund invests are not as politically or economically developed as the United States.  Acts of foreign governments interfering in capital markets, such as capital or currency controls, nationalization of companies or industries, expropriation of assets, or imposition of punitive taxes would have an adverse effect on the Fund.  In addition, additional costs may be incurred in connection with the Fund’s foreign investments.  Foreign brokerage commissions are generally higher than those in the United States.  Expenses may also be incurred on currency conversions when the Fund moves investments from one country to another.  Increased custodial costs, as well as administrative difficulties, may be experienced in connection with maintaining assets in foreign jurisdictions.

Emerging Markets.
While the Fund intends to invest primarily in foreign companies located in developed countries, the Fund may also invest in developing or emerging market securities.  The considerations noted above regarding the risk of investing in foreign securities are generally more significant for investments in emerging or developing countries, such as countries in Eastern Europe, Latin America, South America or Southeast Asia.  These countries may have relatively unstable governments and securities markets in which only a small number of securities trade.  Markets of developing or emerging countries may generally be more volatile than markets of developed countries.  Investment in these markets may involve significantly greater risks, as well as the potential for greater gains.

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China Risk.
As a developing market, investing in securities of Chinese companies involves special risks, including: fluctuations in the rate of exchange between China’s currency and the U.S. Dollar, greater price volatility, illiquid markets, cost inflation, investment and repatriation controls, less developed corporate disclosure and governance standards, and uncertainty of China’s ability to develop and sustain comprehensive securities, corporate or commercial laws.  Issuers of Chinese securities may be subject to changes in regulations and tax policies as China has been engaged in economic and financial market liberalization.  The Fund’s investments in securities of certain Chinese issuers may be subject to large fluctuations over short periods of time, and governmental involvement in and influence on the private sector may also impact the Fund as the Chinese government continues to liberalize its economy and regulatory system.

Short-Term Instruments

The Fund may invest in short-term money market instruments issued in the United States or abroad (e.g., Australia, Canada, etc.), denominated in U.S. dollars or any foreign currency. Short-term money market instruments include repurchase agreements, short-term fixed or variable rate certificates of deposit, time deposits with a maturity no greater than 180 days, bankers’ acceptances, commercial paper rated A-1 by S&P or Prime-1 by Moody’s or in similar other money market securities. Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers’ acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Certificates of deposit and time deposits generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties that could reduce the Fund’s performance.

The Fund may also invest in other high quality fixed income securities denominated in U.S. dollars, any foreign currency or in a multi-national currency unit (e.g., the European Currency Unit).

Temporary Defensive Position.
The Fund may assume a temporary defensive position by investing all or a portion of its assets in cash, cash equivalents money market instruments, or securities of other no-load mutual funds.  Money market instruments usually have maturities of one year or less and fixed rates of return.  The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers’ acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.  The Fund may also invest in short-term money market instruments issued outside the United States.  If the Fund invests in shares of another mutual fund, shareholders of the Fund will bear the advisory and other fees of both the Fund and the mutual fund in which it invests.

The risk of this strategy to the Fund is the opportunity cost associated with the market moving higher.

Illiquid Securities.
The Fund may not invest more than 15% of the value of its net assets in illiquid securities.  The Advisor will monitor the amount of illiquid securities in the Fund’s portfolio, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  As described below, in some cases, securities subject to legal or contractual restrictions on resales may not be deemed to be illiquid (see “Restricted Securities” below).  Mutual funds do not typically hold a significant amount of these illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.

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Restricted Securities.
The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  The Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  The Advisor will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board.  The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Advisor, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what action, if any, is appropriate.  The Fund may determine that it is appropriate to continue to hold such instrument for a period of time to avoid a distressed sale which would be harmful to shareholders.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Repurchase Agreements.
The Fund may enter into repurchase agreements.  However, the Fund may not invest more than 15% of its net assets in repurchase agreements.  For purposes of the 1940 Act, a repurchase agreement may be deemed to be a loan from the Fund to the seller of the security subject to the repurchase agreement.  Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase.  In either case, the income to the Fund is unrelated to the interest rate on the security itself.  Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration.  The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities.  The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities, including such repurchase agreements.

Because a repurchase agreement may be deemed to be a loan under the 1940 Act, it is not clear whether a court would consider the security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.  In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security.  Delays may involve loss of interest or a decline in price of the security.  If a court characterizes the transaction as a loan, and the Fund has not perfected a security interest in the security, the Fund may be required to return the security to the seller’s estate and be treated as an unsecured creditor of the seller.  As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.  As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the security.

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Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security.  However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian.  If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Reverse Repurchase Agreements.
The Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund’s investment restrictions.  Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at the mutually agreed-upon date and price.  The Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions.  When the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund’s investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.  Such assets will include U.S. Government securities or other liquid, high-grade debt securities.

The use of reverse repurchase agreements by the Fund creates leverage which increases the Fund’s investment risk.  If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund’s earnings or net asset value will increase faster than otherwise would be the case.  Conversely, if the income and gains fail to exceed the costs, earnings or net asset value would decline faster than otherwise would be the case.  The Fund will seek to enter reverse repurchase agreements only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.  Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.  Reverse repurchase agreements are considered to be borrowing by under the 1940 Act.

Industry Sector Focus.
If the Fund’s portfolio is overweighted in a certain industry, any negative development affecting that industry will have a greater impact on the Fund than a fund that is not overweighted in that industry.

Consumer Discretionary Sector Risk.  The Fund invests in the securities of companies in the consumer discretionary sector.  Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.  Success depends heavily on disposable household income and consumer spending.  Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

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Consumer Staples Sector Risk.  The Fund invests in the securities of companies in the consumer staples sector.  The consumer staples sector may be affected by the permissibility of using various food additives and production methods, fads, marketing campaigns and other factors affecting consumer demand.  In particular, tobacco companies may be adversely affected by new laws, regulations and litigation.  The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Energy Sector Risk.  The profitability of companies in the energy sector is related to worldwide energy prices, exploration, and production spending. Such companies also are subject to risks of changes in exchange rates, government regulation, world events, depletion of resources and economic conditions, as well as market, economic and political risks of the countries where energy companies are located or do business. Oil and gas exploration and production can be significantly affected by natural disasters. Oil exploration and production companies may be adversely affected by changes in exchange rates, interest rates, government regulation, world events, and economic conditions. Oil exploration and production companies may be at risk for environmental damage claims.

Financials Sector Risk.  The financial services industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Numerous financial services companies have experienced substantial declines in the valuations of their assets, taken action to raise capital (such as the issuance of debt or equity securities), or even ceased operations. These actions have caused the securities of many financial services companies to experience a dramatic decline in value. Issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected by the foregoing events and the general market turmoil, and it is uncertain whether or for how long these conditions will continue.

Health Care Sector Risk.  The Fund invests in the securities of companies in the healthcare sector.  The profitability of companies in the healthcare sector may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments.  Many healthcare companies are heavily dependent on patent protection.  The expiration of patents may adversely affect the profitability of these companies.  Many healthcare companies are subject to extensive litigation based on product liability and similar claims.  Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals.  The process of obtaining such approvals may be long and costly.

Industrials Sector Risk.  The stock prices of companies in the industrials sector are affected by supply and demand both for their specific product or service and for industrials sector products in general. The products of manufacturing companies may face product obsolescence due to rapid technological developments and frequent new product introduction. Government regulation, world events and economic conditions may affect the performance of companies in the industrials sector. Companies in the industrials sector may be at risk for environmental damage and product liability claims.

Materials Sector Risk.  Companies in the materials sector could be adversely affected by commodity price volatility, exchange rates, import controls and increased competition. Production of industrial materials often exceeds demand as a result of overbuilding or economic downturns, leading to poor investment returns. Companies in the materials sector are at risk for environmental damage and product liability claims. Companies in the materials sector may be adversely affected by depletion of resources, technical progress, labor relations, and government regulations.

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Technology Sector Risk.  Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Finally, while all companies may be susceptible to network security breaches, certain companies in the information technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses. These risks are heightened for information technology companies in foreign markets.

Telecommunications Services Sector Risk.  The telecommunications sector is subject to extensive government regulation. The costs of complying with governmental regulations, delays or failure to receive required regulatory approvals, or the enactment of new regulatory requirements may negatively affect the business of telecommunications companies. Government actions around the world, specifically in the area of pre-marketing clearance of products and prices, can be arbitrary and unpredictable. The domestic telecommunications market is characterized by increasing competition and regulation by various state and federal regulatory authorities. Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology. Technological innovations may make the products and services of certain telecommunications companies obsolete.

Borrowing.
The Fund may borrow money in amounts of up to one-third of its total assets (including the amount borrowed) from banks.  In addition, the Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions.  The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the net asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Securities Lending.
The Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio.  The SEC currently requires that the following conditions must be met whenever the Fund’s portfolio securities are loaned:  (1) the Fund must receive at least 100% cash collateral (which may include cash, U.S. government or agency securities, or irrevocable bank letters of credit) from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees approved by the Board in connection with the loan; (6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs, and (7) the Fund may not loan its portfolio securities so that the value of the loaned securities is more than one-third of its total asset value, including collateral received from such loans.  These conditions may be subject to future modification.  Such loans will be terminable at any time upon specified notice.  The Fund might experience the risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.  In addition, the Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.  The principal risk of portfolio lending is potential default or insolvency of the borrower.  In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.  As part of participating in a lending program, the Fund may be required to invest in collateralized debt or other securities that bear the risk of loss of principal.  In addition, all investments made with the collateral received are subject to the risks associated with such investments.  If such investments lose value, the Fund will have to cover the loss when repaying the collateral.

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Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily.  Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest.  During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral.

When-Issued Securities and Forward Commitments.
The Fund may purchase securities offered on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis.  When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date.  Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated.  During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction.  At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value (“NAV”).

The Fund will not enter into a when-issued transaction if, as a result, more than 10% of the Fund’s total assets would be committed to such transactions.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the affirmative vote of the holders of a “majority” of the outstanding voting securities of the Fund.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

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As a matter of fundamental policy, the Fund may not:

1.
Borrow money or issue senior securities, except through reverse repurchase agreements or otherwise as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority.  Generally, issuing senior securities is prohibited under the 1940 Act; however, certain exceptions apply such as in the case of reverse repurchase agreements, borrowing, and certain other leveraging transactions;

2.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.
Invest 25% or more of its net assets, calculated at the time of purchase and taken at market value, in securities of issuers in any one industry or group of industries (other than U.S. government securities);

4.
Purchase or sell real estate, unless acquired as a result of ownership of securities (although the Fund may purchase and sell securities that are secured by real estate and securities of companies that invest or deal in real estate);

5.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.  This limitation shall not prevent the Fund from purchasing, selling, or entering into futures contracts, or acquiring securities or other instruments and options thereon backed by, or related to, physical commodities; or

6.
Make loans of money (except purchases of debt securities consistent with the investment policies of the Fund).  For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

The following is a list of non-fundamental investment restrictions applicable to the Fund.  These restrictions can be changed by the Board, but the change will only be effective after notice is given to shareholders of the Fund.

1.	The Fund will not make investments for the purpose of exercising control of management of any company.

2.	The Fund may not, with respect to fundamental investment restriction 1 above, purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

3.	The Fund may not mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33-1/3% of its assets.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectuses is adhered to at the time a transaction is effected, later changes in the percentage or rating resulting from any cause other than actions by the Fund will not be considered a violation of the Fund’s investment restrictions.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

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PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for a fiscal year by (2) the monthly average of the value of portfolio securities owned during such fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  (See “Execution of Portfolio Transactions”.)

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Fund, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Fund.  The Advisor has also adopted a policy with respect to disclosure of portfolio holdings of the Fund (the “Advisor’s Policy”).  Information about the Fund’s portfolio holdings will not be distributed to any third party except in accordance with the portfolio holdings policies and the Advisor’s Policy (the “Disclosure Policies”).  The Advisor and the Board considered the circumstances under which the Fund’s portfolio holdings may be disclosed under the Disclosure Policies and the actual and potential material conflicts that could arise in such circumstances between the interests of the Fund’s shareholders and the interests of the Advisor, distributor or any other affiliated person of the Fund.  After due consideration, the Advisor and the Board determined that the Fund has a legitimate business purpose for disclosing portfolio holdings to persons described in the Disclosure Policies, including mutual fund rating or statistical agencies, or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Fund.  Pursuant to the Disclosure Policies, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the Fund shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to the Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice to shareholders in its sole discretion.

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Fund discloses a listing of its complete portfolio holdings on its website at www.dsmfunds.com at least 30 days after the quarter-end. Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website.  In addition, the Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

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In the event of a conflict between the interests of the Fund and the interests of the Advisor or an affiliated person of the Advisor, the CCO of the Advisor, in consultation with the Trust’s CCO, shall make a determination in the best interests of the Fund, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities, which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed, including a duty not to trade on non-public information:  the fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the Board, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, including mutual fund ratings or statistical agencies, in accordance with the Disclosure Policies.

In no event shall the Advisor, its affiliates or employees, the Fund, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Disclosure Policies will protect the Fund from potential misuse of portfolio holdings information by individuals or entities to which it is disclosed.

From time to time, the Advisor may make additional disclosure of the Fund’s portfolio holdings on the Fund’s website.  Shareholders can access the Fund’s website at www.dsmfunds.com for additional information about the Fund, including, without limitation, the periodic disclosure of its portfolio holdings.

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TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

Name, Address and Age	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Independent Trustees of the Trust(1)
Dorothy A. Berry (born 1943) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term; Since May 1991.	Formerly, President, Talon Industries, Inc. (business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment advisor and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	4	Director, Allegiant Funds.
Wallace L. Cook (born 1939) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	4	The Dana Foundation; The University of Virginia Law School Foundation.

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Name, Address and Age	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Eric W. Falkeis(3) (born 1973) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since September 2011.	President and Chief Operating Officer, Direxion Funds Trust; formerly, Senior Vice President, and Chief Financial Officer (and other positions), U.S. Bancorp Fund Services, LLC since 1997.	4	None.
Carl A. Froebel (born 1938) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Formerly President and Founder, National Investor Data Services, Inc. (investment related computer software).	4	None.
Steven J. Paggioli (born 1950) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term; Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (mutual fund administrator).	4	Independent Trustee, The Managers Funds, Managers AMG Funds; Aston Funds; Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel.
Officers of the Trust
Elaine E. Richards (born 1968) c/o U.S. Bancorp Fund Services, LLC 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Secretary	Indefinite Term; Since March 2013. Indefinite Term; Since February 2008.	Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007.	Not Applicable.	Not Applicable.

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Name, Address and Age	Positions with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held During Past Five Years
Eric C. VanAndel (born 1975) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since April 2013.	Vice President, U.S. Bancorp Fund Services, LLC, since April 2005.	Not Applicable.	Not Applicable.
Donna Barrette (born 1966) c/o U.S. Bancorp Fund Services, LLC 615 East Michigan St. Milwaukee, WI 53202	Chief Compliance Officer Anti-Money Laundering Officer Vice President	Indefinite Term: Since July 2011. Indefinite Term: Since July 2011. Indefinite Term: Since July 2011.	Vice President and Compliance Officer, U.S. Bancorp Fund Services, LLC since August 2004.	Not Applicable.	Not Applicable.
(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies to the Fund. The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series, except the DSM Large Cap Growth Fund, the DSM Global Growth Fund and the DSM Small-Mid Cap Growth Fund.

(3)
Prior to March 8, 2013, Mr. Falkeis was an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he was an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Additional Information Concerning the Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Advisor, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of whom are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior employees of the Administrator as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations.  In addition, the Advisor provides regular reports on the investment strategy and performance of the Fund.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent operations.  In addition, various members of the Board also meet with management in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

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Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established four standing committees, a Nominating Committee, an Audit Committee, a Qualified Legal Compliance Committee, and a Valuation Committee, which are discussed in greater detail below under “Trust Committees.”  The Board is comprised entirely of Trustees who are Independent Trustees, which are Trustees that are not affiliated with the Advisor, the principal underwriter, or their affiliates.  The Nominating Committee, Audit Committee and Qualified Legal Compliance Committee are comprised entirely of Independent Trustees.  The Chairman of the Board is an Independent Trustee.  The Board has determined not to combine the Chairman position and the principal executive officer position and has appointed a Vice President of the Administrator as the President of the Trust.  The Board reviews its structure and the structure of its committees annually.  The Board has determined that the structure of the Independent Chairman, the composition of the Board, and the function and composition of its various committees are appropriate means to address any potential conflicts of interest that may arise.

Board Oversight of Risk Management

As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Advisor as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Advisor as to enterprise risk management.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  In addition to a demonstrated record of business and/or professional accomplishment, each of the Trustees has served on the Board for a number of years. They have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust. They have demonstrated a commitment to discharging their oversight duties as trustees in the interests of shareholders.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the chart above, below is certain additional information concerning each particular Trustee and his/her Trustee Attributes.  The information is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, to ask incisive questions, and commitment to shareholder interests.

Ms. Berry’s Trustee Attributes include her substantial mutual fund experience, including her role as Chairman-elect of the Independent Directors Council and a member of the Board of Governors of the Investment Company Institute. She has executive experience through her former positions as the President of Talon Industries, Inc. (a business consulting company), as the Executive Vice President and Chief Operating Officer of Integrated Asset Management (an investment advisor and manager) and as the President of Value Line, Inc. (an investment advisory and financial publishing firm).  Ms. Berry also has board experience with another investment management company.  Ms. Berry has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Ms. Berry’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that she possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Mr. Cook’s Trustee Attributes include his investment and executive experience through his investment consulting business and former Chief Executive Officer of Rockefeller Trust Company (an investment manager and financial advisor). He has substantial board experience, serving on the board of several foundations.  Mr. Cook has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Cook’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Falkeis’ Trustee Attributes include his substantial mutual fund experience and his experience with financial, accounting, investment and regulatory matters through his former position as Senior Vice President and Chief Financial Officer (and other positions) of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has experience consulting with investment advisors regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds. Mr. Falkeis also has substantial managerial, operational and risk oversight experience through his position as President and Chief Operating Officer of the Direxion Funds and the Direxion Exchange Traded Funds.  Mr. Falkeis has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Falkeis’ experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Froebel’s Trustee Attributes include his significant systems and operations experience. He was a Director of Scudder, Stevens & Clark (with responsibility for its systems department) and founder and President of Systems Dynamics Corp. (“SDC”) and later Vice President of Bradford Computer & Systems after its acquisition of SDC, (providing record keeping and reporting for investment advisors and mutual funds). He also served as Vice President of Automatic Data Processing (automated services to the brokerage and investment advisory industry) and was the former President and founder of National Investor Data Services, Inc. (a software and computer vendor to the mutual fund industry with fund accounting and transfer agent systems). Mr. Froebel has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Froebel’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

Mr. Paggioli’s Trustee Attributes include his substantial mutual fund and investment advisory experience. Mr. Paggioli is an independent consultant on investment company and investment advisory matters. He has held a number of senior positions with mutual fund and investment advisory organizations and related businesses, including Executive Vice President, Director and Principal of the Wadsworth Group (fund administration, distribution transfer agency and accounting services). He serves on the boards of several investment management companies and advisory firms. He has served on various industry association and self-regulatory committees and formerly worked on the staff of the Securities and Exchange Commission.  Mr. Paggioli has been determined to qualify as an Audit Committee financial expert for the Trust.  The Board believes Mr. Paggioli’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that he possesses the requisite skills and attributes as a Trustee to carry out oversight responsibilities with respect to the Trust.

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Trust Committees

The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations by shareholders for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust not later than 120 days and no more than 150 days prior to the shareholder meeting at which any such nominee would be voted on.

The Audit Committee is comprised of all of the Independent Trustees. The Audit Committee generally meets on a quarterly basis with respect to the various series of the Trust, and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit of such series’ financial statements and any matters bearing on the audit or the financial statements, and to ensure the integrity of the series’ pricing and financial reporting.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.

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Trustee Ownership of Fund Shares and Other Interests

The following table shows the amount of shares in the Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2012.

Name	Dollar Range of Global Growth & Income Fund Shares	Aggregate Dollar Range of Fund Shares in the Trust
Dorothy A. Berry	None	$10,001-$50,000
Wallace L. Cook	None	Over $100,000
Eric W. Falkeis	None	None
Carl A. Froebel	None	$10,001-$50,000
Steven J. Paggioli	None	$50,001-$100,000

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Fund’s principal underwriter, or any of their affiliates.  Accordingly, neither the Independent Trustees nor members of their immediate family, have had a direct or indirect interest during the two most recently completed calendar years, the value of which exceeds $120,000, in the Advisor, the Fund’s principal underwriter or any of its affiliates.

Compensation

Independent Trustees each will receive an annual retainer of $65,000 allocated among each of the various portfolios comprising the Trust.  The Chairman of the Board will receive an additional annual retainer of $13,000 also allocated among each of the various portfolios comprising the Trust.  Independent Trustees will receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  Independent Trustees will also be reimbursed for expenses in connection with each Board meeting attended.  These reimbursements will be allocated among applicable portfolios of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the anticipated rate of compensation to be received by the following Independent Trustees from the Fund for the fiscal year ending June 30, 2014.

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Name of Person/Position	Aggregate Compensation From the Global Growth & Income Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex(2) Paid to Trustees
Dorothy A. Berry, Independent Trustee	$900	None	None	$1,288
Wallace L. Cook, Independent Trustee	$750	None	None	$1,063
Eric W. Falkeis, Independent Trustee(3)	$750	None	None	$1,063
Carl A. Froebel, Independent Trustee	$750	None	None	$1,063
Steve J. Paggioli, Independent Trustee	$750	None	None	$1,063
(1)	The Global Growth & Income Fund will commence operations in October 2013 .

(2)
There are currently numerous unaffiliated portfolios comprising the Trust. The term “Fund Complex” applies only to the Fund, the DSM Large Cap Growth Fund, the DSM Global Growth Fund and the DSM Small-Mid Cap Growth Fund.  For the fiscal year ending June 30, 2014, Trustees’ fees in the amount of $338,000 are estimated to be incurred by the Trust.

(3)	Prior to March 8, 2013, Mr. Falkeis was an “interested” Trustee of the Trust.

Codes of Ethics

The Trust, the Advisor and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (“Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Proxy Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Fund and its shareholders.  The Proxy Policies also require the Advisor to present to the Board, at least annually, the Advisor’s Proxy Policies and a record of each proxy voted by the Advisor on behalf of the Fund, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has adopted Proxy Policies, which may be amended from time to time.  In voting proxies, the Advisor is guided by fiduciary principles.  All proxies are to be voted solely in the best interests of the beneficial owners of the securities.  As such, the Advisor has contracted with an independent third party to provide issue analysis and vote recommendations with respect to proxy proposals.  It is important to note that the policy employed by the Third Party Administrator does not address all proxy proposals, but rather focuses on particular matters and is intended to give a general indication of how proxies are voted. Where a proxy proposal raises a material conflict between the Advisor’s interests and the Fund’s interests, the Advisor will disclose the conflict to the Board and obtain the Board’s consent to vote or direct the matter to an independent third party, selected by the Board, for a vote determination.  If the Board’s consent or the independent third party’s determination is not received in a timely manner, the Advisor will abstain from voting the proxy.  The Advisor’s Policy is attached as Appendix A.

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The Trust is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N-PX for the Fund will be available without charge, upon request, by calling toll-free 1-877-862-9555 and on the SEC’s website at www.sec.gov.

CONTROL PERSONS, PRINCIPAL SHAREHOLDERS AND MANAGEMENT OWNERSHIP

A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Fund.  A control person is any person who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control.  As of September 1, 2013, there were no shareholders considered to be either a control person or principal shareholder of the Fund.

As of September 1, 2013, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Fund.

THE FUND’S INVESTMENT ADVISOR

As stated in the Prospectuses, investment advisory services are provided to the Fund by DSM Capital Partners LLC, the Advisor, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  Messrs. Stephen Memishian, CFA and Daniel Strickberger, the portfolio managers of the Fund, are control persons of the Advisor.

As compensation, the Fund pays the Advisor a monthly management fee (accrued daily) based upon the average daily net assets of the Fund at the annual rate of 0.90% for the Global Growth & Income Fund.

The Advisory Agreement continues in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days’, nor less than 30 days’, written notice to the Advisor when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Advisor on not more than 60 days’, nor less than 30 days’, written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Advisor shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly, based on the following schedule of the Fund’s average daily net assets as specified in the Fund’s Prospectuses:

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Fund	Fee Schedule
Global Growth & Income Fund	0.90%

However, the Advisor may voluntarily agree to reduce a portion of the fees payable to it on a month-to-month basis.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expense, interest expense in connection with investment activities, tax, and extraordinary expenses) in order to the limit Net Expenses for shares of the Fund to the following amounts (the “Expense Caps”):

Fund	Institutional	Retail
Global Growth & Income Fund	1.10%	1.35%

The Expense Caps will remain in effect through at least October 31, 2014 as shown in the Example contained in the Prospectuses and may continue thereafter for an indefinite period, as determined by the Board.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Caps.

Portfolio Managers.
Messrs. Stephen Memishian, CFA and Daniel Strickberger (the “Portfolio Managers”) serve as the Portfolio Managers for the Fund, and are jointly and primarily responsible for the day-to-day management of the Fund.  The following table provides information regarding other accounts managed by the Portfolio Managers as of June 30, 2013 (all accounts are managed jointly by the Portfolio Managers).

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	1	$160 million	0	$0
Other Pooled Investment Vehicles	6	$280 million	0	$0
Other Accounts	1,800	$3.7 billion	7	$270 million

The Advisor’s investment professionals receive a base salary commensurate with their level of experience.  The Advisor’s goal is to maintain base salaries and bonus compensation competitive with the broad investment industry (including alternative investment firms).  Bonus compensation, which is a multiple of base salary, is based on an employee’s long-term performance.  Each individual’s contribution to fundamental research, valuation work and portfolio management is considered, both within and beyond the portfolio.  Collaboration is expected and rewarded.  Importantly, the entire investment team, as well as other employees of the firm, are also shareholders of the Advisor.  This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

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Because the Advisor performs investment advisory services for many types of clients, in general, various conflicts of interest could arise.  For instance, the Advisor may give advice and take action with respect to its other clients that may differ from advice given or the timing or nature of action taken with respect to the Fund.  The Advisor does not have an obligation to purchase or sell for the Fund, or to recommend for purchase or sale by the Fund, any security that the Advisor, its principals, its affiliates, or its employees may purchase for themselves or for their clients at the same time or at the same price.

The Advisor has adopted a Code of Ethics describing its commitment to integrity and high ethical standards.  The Code of Ethics is based upon the principle that the Advisor and its employees owe a fiduciary duty to clients to conduct their affairs, including their personal securities transactions, in such a manner as to avoid any actual or potential conflict of interests.  The Advisor’s Code of Ethics contains provisions relating to the prohibition against trading on material, non-public information.  The Code of Ethics also describes permissible personal securities transactions, permissible gifts and entertainment, and permissible outside business activities as well as protecting the confidentiality of client information.  All employees of the Advisor must acknowledge the terms of the Code of Ethics annually and as amended.

To align the interests of its employees with its clients, the Advisor encourages its employees to personally invest in the same portfolios and/or securities as its clients.  This may cause a conflict as the Advisor, its employees and their related accounts may invest in the same securities, and at the same or different times, that it purchases and sells for clients.  Moreover, the Advisor may purchase or sell securities for clients in which the Advisor, its employees, and their immediate family members have an interest.  For instance, the Advisor may recommend that a client invest in a pooled investment vehicle that it advises or in which its employees are invested.  This also presents a conflict of interests.

To address these, and other potential conflicts, the Advisor’s employees and their immediate family members are required to follow the Advisor’s Code of Ethics.  Under the Code of Ethics, employees of the Advisor and their immediate family members must obtain pre-clearance for certain securities transactions.  Approval of an employee or employee-related transaction is based upon a careful review by the Advisor’s Chief Compliance Officer.  Certain classes of securities have been designated as exempt, not needing pre-clearance, based upon a determination that these would not materially interfere with the best interest of the Advisor’s clients.  Account statements of employees of the Advisor and their immediate family members are also reviewed periodically by the Chief Compliance Officer of the Advisor.  Nonetheless, because the Code of Ethics permits employees and immediate family member to invest in the same securities as clients, there is a possibility that employees and immediate family members might benefit from market activity resulting from a client transaction.  Employee accounts and accounts of their immediate family members that trade in the same securities as clients are aggregated.  In general, these accounts and the client accounts will share commission costs, be allocated on a pro rata basis, and receive securities at the same average price.  The Advisor retains records of the pre-allocation trade order (specifying each participating account) and its allocation, which will be completed prior to the entry of the aggregated order.  Completed orders will be allocated as specified in the trade order.  Partially filled orders will typically be allocated on a pro rata basis.  Any exceptions will be documented.

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The following indicates the dollar range of shares beneficially owned by each portfolio manager in the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities Held in the Fund
Global Growth & Income Fund
Daniel Strickberger	None
Stephen Memishian, CFA	None

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant

Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC, (“USBFS”) 615 East Michigan Street, Milwaukee, Wisconsin 53202 acts as the Administrator to the Fund.  USBFS provides certain services to the Fund including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund’s independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of the Fund’s shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Fund, a fee based on the Fund’s current average daily net assets of: 0.12% on the first $50 million, 0.08 % on the next $250 million and 0.05% on the remaining assets.  USBFS also is entitled to certain out-of-pocket expenses.  USBFS also acts as fund accountant, transfer agent and dividend disbursing agent under separate agreements. Additionally, USBFS provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is allocated to the Fund by the Board of Trustees.

Custodian

U.S. Bank National Association is the custodian of the assets of the Fund (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  USBFS, the Custodian, and the Fund’s principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund.

Paul Hastings LLP, 75 East 55th Street, New York, New York 10022, serves as legal counsel to the Trust.

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EXECUTION OF PORTFOLIO TRANSACTIONS

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions.  Purchases and sales of securities in the OTC market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.

The Advisor has an obligation to seek to obtain “best execution” of the Fund’s securities transactions.  In general, best execution is a process in which the Advisor seeks to execute a transaction in such a manner that the Fund’s total cost from each transaction is the most favorable under the circumstances.  In determining what is most favorable, the Advisor considers the full range and quality of a broker-dealer’s services in placing a client’s order including, among other things, the value of research provided as well as execution capability, commission rate, financial responsibility, and responsiveness of the broker-dealer.  With regard to research offered by a broker-dealer, the Advisor considers the quality and frequency of its analytical work, the breadth and depth of its coverage, the availability of its analysts for discussion with the Advisor, its industry conferences, and its ability to organize meetings with company management.  The determinative factor therefore is not the lowest possible commission cost but whether the transaction represents the best qualitative execution.

Section 28(e) of the Securities Exchange Act of 1934, as amended protects an investment advisor from a breach of fiduciary duty claim solely because an advisor caused a client’s account to pay more than the lowest available commission in return for research and brokerage products and services.  When an advisor causes a client’s account to pay more than the lowest available commission rate in return for research and brokerage products and services, these payments are referred to as “soft dollars.”  For example, an advisor may direct securities transactions to a particular broker-dealer to be able to receive that broker’s research, which the advisor uses in connection with its investment decision-making process.  To rely on Section 28(e), an advisor must make a good faith determination that the amount of commission paid is reasonable in relation to the value of the research and/or brokerage products and services provided, viewed in terms of the particular transaction or the advisor’s overall responsibilities to its clients’ accounts.  In making this good faith determination, an advisor may consider not only the benefit to be derived by the account paying the commission, but also the benefits derived by other client accounts.

When the Advisor effects a transaction through a broker-dealer, the Advisor may purchase research and brokerage products and services with the Fund’s commissions.  In other words, the Advisor will be using “soft dollars” to pay for the research and brokerage products and services.  As noted above, the Advisor may pay a higher commission rate to a broker-dealer that provided research and brokerage products and services than to another broker-dealer that did not provide research and brokerage products and services; provided, the Advisor determined in good faith that such commission rates are reasonable in relation to the products and service provided.  The Advisor may also trade with a broker-dealer who does not provide its own research or brokerage products and services but pays third-parties who provide research products and services to the Advisor.

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Research and brokerage products and services are generally considered to be products or services that provide lawful and appropriate assistance to the Advisor in connection with the performance of its investment decision-making responsibilities.  Examples of such products and services include, but are not limited to, software that provides analyses of securities portfolios, market data and economic research, including stock quotes, last sale prices, and trading volumes, company financial data and economic data (e.g., unemployment, GDP figures), sell-side research, company news, and expert consultants.

The Advisor may also receive from broker-dealers certain products or services that it may use for non-research or brokerage purposes - so-called “mixed use” products or services.  For example, certain services are provided as a part of a product that bundles many separate and distinct brokerage, execution, investment management, custodial and recordkeeping services into one package.  The Advisor may use such services for non-research purposes while also using other parts for research purposes.

As using a Fund’s brokerage to obtain research and brokerage products and services could be viewed as a benefit to the Advisor, soft dollar practices are perceived as presenting a conflict of interests between the Advisor and its clients, and among its clients, including the Fund.  For instance, there may be an incentive to select a broker-dealer based on receiving its research and brokerage products and services.  In addition, research and brokerage products and services are generally used to benefit all client accounts of the Advisor.  It is therefore important to note that research and brokerage products and services paid for by a given client’s commission may not benefit that particular client’s account while it may be used for the benefit of another client.

When selecting broker-dealers that provide brokerage and research projects and services, the Advisor is obligated to determine in good faith that the “commissions” (as broadly defined by the SEC to include a markup, markdown, commission equivalent or other fee in certain circumstances) to be paid to a broker-dealer is reasonable in relation to the value of the brokerage and research product and services provided to the Advisor.  The reasonableness of the commissions is to be viewed in terms of the particular transactions or the Advisor’s overall responsibilities to clients over which it exercises investment discretion, even though that broker-dealer itself, or another broker-dealer might be willing to execute the transactions at a lower commission.  Accordingly, transactions will not always be executed at the lowest available price or commission and the Advisor may cause the Fund to pay commissions higher than those charged by other broker-dealers in return for soft dollar credit.

To address these and potentially other conflicts, the Advisor prepares a soft dollar budget prior to each calendar year.  This budget is reviewed and updated periodically to reflect, among other factors, changes in the Advisor’s opinion of the quality and usefulness of each research and brokerage product and service.  In addition, all uses of soft dollars and the annual budget for soft dollars are approved by the Chief Compliance Officer of the Advisor.  Lastly, the Advisor regularly evaluates the execution performance of the broker-dealers it uses to execute transactions.  These efforts help address the conflict of interests associated with soft dollars.

Arrangements under which the Advisor receives brokerage and research products and services may vary by product, investment model, account or applicable law in the jurisdictions in which the Advisor conducts business.  The Advisor may receive research (including proprietary research) that is bundled with trade execution, clearing, or settlement services provided by a particular broker-dealer.  The Advisor may also participate in so-called “commission sharing arrangements” and “client commission arrangements” under which the Advisor may execute transactions through a broker-dealer and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to the Advisor.  Participating in commission sharing and client commission arrangements may enable the Advisor to consolidate payments for brokerage and research services through one or more channels using accumulated client commissions or credits from transactions executed through a particular broker-dealer to obtain brokerage and research services provided by other firms.    Such arrangements also help to ensure the continued receipt of brokerage and research services while facilitating the Advisor’s ability to seek best execution in the trading process.  The Advisor believes such arrangements are useful in its investment decision-making process by, among other things, ensuring access to a variety of high quality research, access to individual analysts and availability of resources that the Advisor might not be provided access to absent such arrangements.

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Again, brokerage and research products and services may be used to service any or all clients, including clients other than those that pay commissions to the broker-dealer relating to the brokerage and research service arrangements.  As a result, the brokerage and research services (including soft dollar benefits) may disproportionately benefit certain of the Advisor’s clients.  The Advisor does not attempt to allocate soft dollar benefits proportionately among clients or to track the benefits of brokerage and research services to the commissions associated with a particular account or group of accounts.

Some clients, or asset allocators acting on behalf of clients, already have a pre-existing relationship with a broker-dealer when they open accounts with the Advisor, and they will instruct the Advisor to execute some or all transactions through that broker-dealer.  When a client directs the Advisor to use a particular broker-dealer, the Advisor may have to trade such client account(s) after other client accounts, and the Advisor will have authority to negotiate commission rates or obtain volume discounts, and therefore, best execution may not be achieved.  In addition, under these circumstances, a disparity in commission charges may exist between the commissions charged to other clients.  The Advisor reserves the right to decline to accept any client account that directs the use of a broker-dealer that the Advisor believes would adversely affect the Advisor’s duty to obtain best execution.

The Advisor may, in certain cases, accept direction from clients as to which broker-dealer(s) should or must be used to execute a portion of account transactions.  If the client directs the use of a particular broker-dealer, the Advisor generally asks that the client also specify, in writing, whether the designated firm should be used for all transactions, whether as part of the client’s advisory agreement or by separate instruction.  Clients that, in whole or in part, direct the Advisor to use a particular broker-dealer to execute account transactions should be aware that, in doing so, they may adversely affect the Advisor’s ability to seek best price and execution by, for example, negotiating commission rates or spreads, obtaining volume discounts on bunched orders or executing over-the-counter stock transactions with the market-makers for such securities.

Transactions for a client that direct a portion of brokerage are generally not combined or “batched” for execution purposes with orders for the same securities for other accounts managed by the Advisor.  In these instances, a client that has directed the Advisor to use a particular broker or dealer to execute a portion of its trades will generally have its trades placed at the end of batched trading activity for a particular security.  Accordingly, directed transactions may be subject to price movements, particularly in volatile markets, that may result in the client receiving a price that is less favorable than the price obtained for the batched order.  Under these circumstances, the direction by a client of a particular broker or dealer to execute transactions may result in higher commissions, greater spreads, or less favorable net prices than might be the case if the Advisor could negotiate commission rates or spreads freely, or select brokers or dealers, or trade timing based on best execution.  The Advisor should understand that, by directing brokerage, they are limiting or removing the Advisor’s discretion to select broker-dealers and the time of execution of trades.  Consequently, best price and execution may not be achieved by clients who have directed brokerage.  In an effort to achieve orderly execution of transactions, orders for clients that have directed the Advisor to use particular broker-dealers may, in certain circumstances, be delayed until after the Advisor completes the execution of non-directed orders.

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The Advisor may aggregate trades for execution and request that the executing broker “step-out” a portion of the trade to a client’s directed broker.  The executing broker “gives-up” the trades to the directed broker who receive any related commission and clears, settles and confirms the transaction to the Advisor and the client involved.

The Advisor seeks to execute orders for clients fairly and equitably over time and the Advisor may aggregate client trades where possible and when advantageous.  In general, aggregation of trades allows the Advisor to execute groups of trades in a timely, equitable manner at an average share price.  The Advisor will typically aggregate trades of various clients whose accounts can be traded at a given broker-dealer and the Advisor will generally rotate or vary the order of broker-dealers used to execute a given trade.

Transactions for a client’s account may not be aggregated if the practice is prohibited by or inconsistent with the client’s advisory agreement.  The Advisor must also determine that the purchase or sale of the particular security is appropriate for the client and consistent with the client’s investment objectives as well as with any investment guidelines or restrictions applicable to the client’s account.  In addition, the Advisor must reasonably believe that order aggregation will benefit each client by enabling the Advisor to seek best execution for all clients participating in the aggregated order.  This requires a good faith judgment by the Advisor at the time the order is placed for execution.  It does not mean that the determination made in advance of the transaction must prove to have been correct in hindsight.

During the entry of an aggregated order, a pre-allocation ticket is typically generated by the Advisor that identifies each client account participating in the order and the proposed allocation of the order.  If the order cannot be executed in full at the same price or time, the securities actually purchased or sold will be allocated pro-rata among the participating client accounts in accordance with the pre-allocation ticket.  However, adjustments to this pro-rata allocation may be made by the Advisor to participating client accounts.  Adjustments to this pro-rata allocation include, but are not limited to, to avoid having odd amounts of shares held in any client account or to avoid excessive ticket charges in smaller accounts.  Generally, each client that participates in the aggregated order will do so at the average price and shares in the commission rate on a pro rata basis.  If any order is allocated in a manner other than stated on a pre-allocation ticket, a written explanation of the change must be provided to, and approved by, the Chief Compliance Officer of the Advisor no later than the morning following the execution of the trade.

The Advisor may not bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if the Advisor determines that bunching or aggregating is not practicable or appropriate.  In addition, time zone differences, may, among other factors, result in separate, non-aggregated executions.

The Advisor may, from time to time, develop and implement new trading strategies. These strategies may not be employed in all client accounts or pro rata among all client accounts where they are employed, even if the strategy is consistent with the objectives of such accounts.  In addition to the factors described above, the Advisor may make decisions based on other factors such as strategic fit and other portfolio management considerations, including a client account’s capacity for such strategy, the liquidity of the strategy and its underlying instruments, the account’s liquidity, the business risk of the strategy relative to the account’s overall portfolio make-up, and the lack of efficacy of, or return expectations from, the strategy for the account.  For example, such a determination may, but will not necessarily, include consideration of the expectation that a particular strategy will not have a meaningful impact on an account given the overall size of the account, the limited availability of opportunities in the strategy and the availability of other strategies for the account.

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As a result of the above, there may be cases where certain client accounts receive an allocation of an investment opportunity when other accounts do not.  The application of these principles may cause differences in the performance of different client accounts that have similar strategies.

During periods of unusual market conditions, the Advisor may deviate from its normal trade allocation practices.

In general, the Advisor executes aggregated trades with approved broker-dealers, ranging from the Advisor’s prime broker, broker-dealers providing research and brokerage products services to the Advisor, wrap-fee broker-dealers, broker-dealers directed by clients, and other broker-dealers.  New broker-dealers can be used for a specific purpose including execution capability, research, order flow, their electronic systems, geographic location, or client direction.  Proposed broker-dealers are reviewed and approved by the Chief Compliance Officer of the Advisor.

The Advisor rates all approved broker-dealers based on, among other things, quality and extent of research and brokerage products and services, perceived execution (pricing and market movement), ability to handle large or unusual orders: completeness and timeliness of reporting, financial stability, perceived discretion and settlement quality, reliability, and promptness.  Resulting broker-dealer ratings are considered by the Advisor in developing its annual soft-dollar budget and also in preparing a broker-dealer rotation plan for each trade.

The Advisor will typically determine all of the broker-dealers that will participate in an aggregated trade based on, among other things, the securities involved, current market conditions, and the Advisor’s rating of broker-dealers.  The Advisor will also determine the size of the orders to be executed by each broker-dealer.  The Advisor then will trade among the broker-dealers by breaking the trade into several blocks and interweaving parts of these blocks among the broker-dealers for execution.  All client trades executed in a block by the same broker-dealer on the same day receive the average price achieved by that broker-dealer.  The Advisor uses its discretion to rotate the order of trading with broker-dealers participating in an aggregated trade such that client accounts are treated in a fair and equitable manner over time.

There is a potential for a conflict of interests with the Advisor’s system of broker-rotation.  Although each client at a given broker-dealer obtains the average price achieved, the average price achieved by other broker-dealer blocks may be materially different.  To verify the effectiveness of the Advisor’s broker-rotation, executions achieved by clients in each broker-dealer block are analyzed quarterly and monitored over a rolling period.

In some situations, the Advisor effectively does not have unlimited discretion to choose a broker-dealer, such as in recapture arrangements, wrap programs, certain custodial brokerage arrangements, and other directed brokerage situations.  Nonetheless, the Advisor will generally rotate such restricted broker-dealers on the same basis as the non-restricted broker-dealers provided that doing so does not impair other clients of the Advisor.  Where the Advisor determines that a directed broker-dealer situation impairs execution for other clients, the Advisor may trade such directed situations last or with a secondary priority.

Notwithstanding the above, client trades that are initiated separately from a given allocation plan on the same day (e.g., a new account buying in the afternoon after a block was completed in the morning) will be excluded from participating in the average price of the earlier block trade.

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The Advisor’s trade sequencing and rotation policy may be amended, modified or supplemented at any time without prior notice.

Portfolio transactions may be placed with broker-dealers that sell shares of the Fund subject to rules adopted by the Financial Industry Regulatory Association (“FINRA”) and the SEC.  The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers for selling shares of the Fund. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

CAPITAL STOCK

Shares issued by the Fund have no preemptive, conversion, or subscription rights.  Shares issued and sold by the Fund is deemed to be validly issued, fully paid and non-assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution.  The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DETERMINATION OF SHARE PRICE

As noted in the Prospectuses, the net asset value of shares of the Fund will be determined once daily as of the close of public trading on the New York Stock Exchange (“NYSE”) (normally, 4:00 p.m. Eastern time) on each day that the NYSE is open for trading.  It is expected that the NYSE will be closed on Saturdays and Sundays and on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.  The Fund does not expect to determine the net asset value of shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

In valuing the Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the mean between the bid and asked prices on such day.  Securities primarily traded in the Nasdaq National Market System (“NASDAQ”) for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Readily marketable securities traded only in the OTC market and not on NASDAQ are valued at the most recent trade price.  All other assets of the Fund is valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Trading in foreign securities markets is normally completed well before the close of the NYSE.  In addition, foreign securities trading may not take place on all days on which the NYSE is open for trading, and may occur in certain foreign markets on days on which the Fund’s net asset value is not calculated.  Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of net asset value unless the Board deems that the particular event would affect net asset value, in which case an adjustment will be made in such manner as the Board in good faith deems appropriate to determine fair market value.  Assets or liabilities expressed in foreign currencies are translated, in determining net asset value, into U.S. dollars based on the spot exchange rates, or at such other rates as the Advisor, pursuant to fair value procedures adopted by the Board, may determine to be appropriate.

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ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Prospectuses regarding the purchase and redemption of the Fund’s shares.

How to Buy Shares

In addition to purchasing shares directly from the Fund, you may purchase shares of the Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”). Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The public offering price of the Fund’s shares is the NAV.  Shares are purchased at the public offering price next determined after the transfer agent receives your order in proper form, as discussed in the Fund’s Prospectuses.  In order to receive that day’s public offering price, the transfer agent must receive your order in proper form before the close of regular trading on the NYSE, generally, 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund’s shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

In addition to cash purchases, the Fund’s shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy the Fund’s shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

How to Sell Shares and Delivery of Redemption Proceeds

You can sell your Fund shares any day the NYSE is open for regular trading, either directly to the Fund or through your Financial Intermediary.

Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible, but no later than seven days after receipt by the Fund’s transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectuses, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund’s shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

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The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions

Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder, the Fund or its authorized agents may carry out the instructions and/or to respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

The transfer agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If the transfer agent fails to employ reasonable procedures, the Fund and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact the transfer agent.

Redemptions In-Kind

The Trust has filed an election under Rule 18f-1 of the 1940 Act committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (1) $250,000 or (2) 1% of the Fund’s assets).  The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in-kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

The Fund does not intend to hold any significant percentage of its portfolio in illiquid securities, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of securities that are illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If the Fund held illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption. The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request. If such securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely. Shareholders’ ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

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DISTRIBUTIONS AND TAX INFORMATION

Distributions.
Dividends of net investment income and distributions of net capital gains from the sale of securities are generally made annually, as described in the Prospectuses.  Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year.  Any net capital gains realized through the period ended October 31 of each year will also typically be distributed by December 31 of each year.

Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution.  In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions that relate to the previous year.

Tax Information.
Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Fund has elected to qualify and intends to continue to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  The Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements applicable to regulated investment companies under the Code, so that the Fund will not  be subject to any federal income or excise taxes.  However, the Fund can give no assurances that its distributions will be sufficient to eliminate all taxes.  The Fund is not required to consider tax consequences in making or disposing of investments.  In order to avoid the non-deductible excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (1) at least 98% of its ordinary income for such year, (2) at least 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on November 31 during such year and (3) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.  If the Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a regular corporation.

In order to qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and net income derived from an interest in a qualified publicly traded partnership.  The Fund must also satisfy the following two asset diversification tests.  At the end of each quarter of each taxable year, (i) at least 50% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities being limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), the securities of any two or more issuers (other than the securities of other regulated investment companies) that the Fund controls (by owning 20% or more of their outstanding voting stock) and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.  The Fund must also distribute each taxable year sufficient dividends to its shareholders to claim a dividends paid deduction equal to at least the sum of 90% of the Fund’s investment company taxable income (which generally includes dividends, interest, and the excess of net short-term capital gain over net long-term capital loss) and 90% of the Fund’s net tax-exempt interest, if any.

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The Fund’s ordinary income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carry-forward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by the Fund may be qualified dividends currently eligible for federal income taxation at long-term capital gain rates to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent the Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year.  In view of the Fund’s investment policy, it is expected that dividends from domestic corporations will be part of the Fund’s gross income and that, accordingly, part of the distributions by the Fund may be eligible for treatment as qualified dividend income by individual shareholders, or for the dividends-received deduction for corporate shareholders under federal tax law.  However, the portion of the Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The deduction may be reduced or eliminated if the Fund shares held by an individual investor are held for less than 61 days, or Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.  You will generally recognize a gain or loss on such transactions equal to the difference, if any, between the amount of your net sales proceeds and your adjusted tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange.  Any capital loss arising from the sale or exchange of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net long-term capital gain distributions with regard to these shares.  Distributions from the Fund and capital gains on the sale of Fund shares generally are included in net investment income, which is subject to the 3.8% Medicare tax applicable to non-corporate taxpayers in the higher income tax brackets.

The Fund may be subject to foreign taxes and withholding on dividends and interest earned with respect to securities of foreign corporations.  Based on the principal investment strategies of the Fund, it is not expected that the Fund will be eligible to pass through to shareholders any credits or deductions with respect to such foreign taxes.

The Foreign Account Tax Compliance Act (“FATCA”). A 30% U.S. withholding tax on the Fund’s distributions, including capital gains distributions, and on gross proceeds from the sale of shares of the Fund generally applies if paid to a foreign entity unless: (i) if the foreign entity is a “foreign financial institution,” the foreign entity undertakes certain due diligence, reporting, withholding, and certification obligations, (ii) if the foreign entity is not a “foreign financial institution,” it identifies certain of its U.S. investors or (iii) the foreign entity is otherwise excepted under FATCA. Withholding under FATCA applies (i) with respect to certain distributions from the Fund beginning on July 1, 2014; and (ii)_with respect to certain capital gains distributions and gross proceeds from a sale of shares that occur on or after January 1, 2017. If withholding is required under FATCA, investors that otherwise would not be subject to withholding (or otherwise would be entitled to a reduced rate of withholding) on such payment generally will be required to seek a refund or credit form the IRS to obtain the benefit of such exemption or reduction. The Fund will not pay any additional amounts in respect of amounts withheld under FATCA. You should consult your tax advisor regarding the effect of FATCA based on your individual circumstances.

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Under the Code, the Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of ordinary income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax at the rate of 28% in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law or if the IRS notifies the Fund that such backup withholding is required.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal tax liability if proper documentation is provided.  The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change.  Any such changes could affect the validity of this discussion.  The Internal Revenue Service could assert a position contrary to those stated here.  The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

The advice herein was prepared for the Fund.  Any person reviewing this discussion should seek advice based on such person’s particular circumstances from an independent tax advisor.

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THE FUND’S PRINCIPAL UNDERWRITER AND DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), serves as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Pursuant to a distribution agreement between the Fund and Quasar (the “Distribution Agreement”), Quasar acts as the Fund’s principal underwriter and distributor and provides certain administrative services and promotes and arranges for the sale of the Fund’s shares.  Quasar is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of FINRA.

The Distribution Agreement between the Fund and Quasar will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on a 60-day written notice when authorized either by a majority vote of the Fund’s shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by the Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain Financial Intermediaries who sell shares of the Fund.  The Advisor does not currently intend to make such payments, but reserves the right to initiate payments in the future without notice to shareholders.  These payments may be divided into categories as follows:

Support Payments.
Payments may be made by the Advisor to certain Financial Intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and Financial Intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist Financial Intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.
The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainments; and/or (3) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund shares.

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As of the date of this SAI, the Advisor does not have agreements with any firms to pay such Support Payments.  Future Support Payments may be structured in three ways:  (1) as a percentage of net sales; (2) as a percentage of net assets; and/or (3) a flat fee.

FINANCIAL STATEMENTS

Investors in the Fund will be informed of the Fund’s progress through periodic reports.  Financial statements certified by an independent registered public accounting firm will be submitted to shareholders at least annually.  Since the Fund had not commenced operations as of the date of this SAI, no financial statements are available.

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APPENDIX A

DSM CAPITAL PARTNERS LLC

SUMMARY

PROXY VOTING POLICY

DSM has a proxy voting policy that may be amended from time to time.  In voting proxies, DSM is guided by fiduciary principles.  All proxies are to be voted solely in the best interests of the beneficial owners of the securities.  As such, DSM has contracted with an independent third party (currently, MSCI Inc.) (the “Third Party Administrator”) to provide issue analysis and vote recommendations with respect to proxy proposals.

The Third Party Administrator offers a U.S. policy, an International policy, a Canadian policy as well as specialty policies such as a Socially Responsible policy, a Faith–Based policy, a Taft-Hartley policy and a Public Fund policy, along with custom policies defined by its clients.  DSM utilizes the U.S. Policy and the International Policy.  A copy of all policies can be found at www.issgovernance.com.

Each year, the Third Party Administrator undertakes a process to update the policies that inform its proxy voting recommendations.  The Third Party Administrator has a policy formulation process that collects feedback from a diverse range of market participants through multiple channels: an annual policy survey of institutional investors and corporate issuers, roundtables with industry groups, and ongoing feedback during proxy season.  The Third Party Administrator uses this input to develop draft policy updates on important governance issues, which are then published for open review and comment. This information is also available at www.issgovernance.com.  Updates and revisions by the Third Party Administrator are reviewed by DSM to determine whether they are consistent with its principals

Because the Third Party Administrator conducts issue analysis and makes vote recommendations based on its independent, objective analysis, the proxy voting process is designed to cast votes in the best interests of DSM’s clients.

While it is DSM’s policy to follow the vote recommendations of the Third Party Administrator, DSM retains the authority to vote differently than the recommendation on any proxy proposal.  Below is a sample of DSM’s position on certain corporate issues.  This sample is designed to give a general view of how DSM could vote a proxy in such a situation.  However, this action is subject to an internal approval process, which includes a determination that the proxy decision is not influenced by any conflicts of interest.  In instances in which the Third Party Administrator is unable to make a vote recommendation, DSM’s Proxy Voting Committee will, based on such advice as it deems necessary, determine the manner in which to vote such proxy.

DSM does not normally invest in stock mutual funds in the separate accounts of its clients and therefore does not generally take any action on these proposals.

Material Conflicts of Interest
DSM does not engage in any investment baking or corporate finance activities, nor does DSM produce research for publication.  However, DSM personnel may have interests in securities, instruments, and companies that may be purchased or sold by DSM for its clients’ accounts.

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The interests of DSM and/or its personnel may conflict with the interests of DSM clients in connection with any proxy issue.  In addition, DSM may not be able to identify all of the conflicts of interest relating to any proxy matter.

If a potential conflict does arise, it is to be brought to the attention of the CCO to be resolved.

The Proxy Voting Committee
DSM has a Proxy Voting Committee (the "Committee") comprised of Stephen Memishian, Daniel Strickberger, and Russell S. Katz.  The Committee is to administer DSM’s proxy voting policy.  The Committee will meet as necessary to discuss proxy issues.  In addition, on an annual basis, the Committee will review the proxy voting policy of the Third Party Administrator.

Procedures
The Proxy Voting Committee will administer the voting of all client proxies.  DSM has engaged a Third Party Administrator to assist in issue analysis and the voting of client proxies.  Such entity will coordinate with each client’s custodian to help ensure that proxy materials reviewed by the custodians are processed in a timely fashion.

An analysis of proxy issues and vote recommendations will be provided, or be made available, to DSM, by the Third Party Administrator.  The Proxy Voting Committee will notify the Third Party Administrator of any changes to the DSM policy voting policy or any deviations thereof.

Recordkeeping
DSM is required to maintain in an easily accessible place for five years all records relating to proxy voting.  These records include the following:

●	a copy of the proxy voting policy;

●	a copy of each proxy statement received on behalf of DSM’s clients;

●	a record of each vote cast on behalf of DSM’s clients;

●	a copy of all documents created by DSM’s personnel that were material to making a decision on a vote or that memorializes the basis for the decision; and

●	a copy of each written request by a client for information on how DSM voted proxies, as well as a copy of any written response.

DSM reserves the right to maintain certain proxy records with the Third Party Administrator or any other entity in accordance with all applicable regulations.

Disclosure
Any client may obtain information about how DSM voted its security ballots (but not the security ballots of any other client) and/or a copy of DSM’s proxy voting policy, without cost, by calling 914-242-1900 or by writing to DSM at 116 Radio Circle Drive, Suite 200, Mount Kisco, New York 10549, Attn: Legal and Compliance.

Specific Proxy Issues
As noted above, while it is DSM’s policy to follow the vote recommendations of the Third Party Administrator, DSM retains the authority to vote differently than the recommendation on any proxy proposal.  The following are a sample of DSM’s position on certain corporate issues.

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Operational Items – DSM generally supports policies that strengthen shareholders’ rights with regard to: annual and special shareholder meetings, ratification of auditors (unless auditor has a financial interest, has rendered an inaccurate opinion, has poor accounting practices, or if fees for non-audit services are excessive), maintaining shareholders’ ability to vote on transactions, compensation or other general corporate issues that may arise.

DSM will generally vote against proposals where wording is deemed to be too vague or if the proposal encompasses “other business.”

Board of Directors – DSM normally supports policies that allow for strong corporate governance, including a majority of independent directors and key committees that are chaired by independent directors. Declassified boards are generally supported and cumulative voting of stock is generally opposed.  DSM also normally supports liability protections for directors but not protection for gross negligence, willful misconduct or fraud.  DSM prefers stock ownership by boards, but does not require it.

DSM will typically vote on director nominees on a case-by-case basis, withholding or voting against a nominee for attending less than 75% of meetings, sitting on more than six public company boards, or serving as CEOs of public companies while sitting on boards of more than two public companies besides their own.  DSM also generally votes against directors who lack accountability and oversight coupled with sustained poor performance.

Proxy Contests – In contested elections, the following is commonly taken into account by DSM:  the target company’s long-term financial performance relative to its industry, management’s track record, background to the proxy contest, qualifications of director nominees (both slates), stock ownership positions, evaluation of what each side is offering shareholders, and the likelihood that the proposed objectives and goals can be met.  DSM generally supports confidential voting.

Anti-Takeover Defenses and Voting Related Issues – DSM largely votes on a case-by-case basis on “advance notice” proposals, giving support to those proposals which allow shareholders to submit proposals/nominations as close to the meeting date as reasonably possible.  DSM’s policy is to generally oppose proposals that weaken shareholders’ rights in the event of proposed mergers and acquisitions.  DSM commonly supports shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it unless the company has a shareholder approved poison pill in place or the company has a policy in place concerning the adoption of a poison pill in the future specifying that it will only be adopted if shareholders have approved the plan or the board determines that it is in the best interest of shareholders and it is put to a shareholder vote within 12 months of adoption.  DSM generally opposes giving the board of directors’ exclusive authority to amend the bylaws, and supports proposals to allow or make easier shareholder actions by written consent.  DSM also generally opposes proposals that require a supermajority vote and votes for proposals to lower supermajority vote requirements.  In general, DSM supports proposals for shareholders to call special meetings and supports proposals that remove restrictions on the right for shareholders to act independently of management.

Mergers and Corporate Restructuring – For mergers, acquisitions, divestitures, joint ventures, private placements, spin-offs, DSM evaluates the merits and drawbacks of the proposed transaction, taking into consideration at least the following factors:

•	Valuation - is the value to be received (or paid) reasonable. Emphasis is placed on the offer premium, market reaction and strategic rationale;

•	Market Reaction - how has the market reacted to the proposed deal;

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•
Strategic Rationale - does the deal make sense strategically.  Cost and revenue synergies should be reasonably achievable.  Management needs to have a favorable track record of successful integration of historical acquisitions;

•	Negotiations and process - is the process fair and equitable;

•
Conflicts of interest – will insiders benefit from the transaction disproportionately and inappropriately vs. non-insider shareholders.  Could these interests have influenced certain directors or officers to support or recommend the merger;

•	Governance - will the combined company have better or worse governance than the current governance profiles of the respective parties to the transaction;

•	Dilution to existing shareholders;

•	Control issues, and

•	Other financial issues.

State of Incorporation – DSM largely votes against proposals to amend the charter to include control share acquisition provisions.  DSM generally votes for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.  Reincorporation proposals are commonly supported that are based on sound business reasons and do not infringe upon or weaken shareholders’ rights.  DSM generally votes against proposals that ask the board to consider non-shareholder constituencies when evaluating a merger or business combination.  DSM votes on a case-by-case basis on proposals to “opt in” or “opt out” of state takeover statutes.

Capital Structure – Proposals to change capital structure are evaluated for their impact and ability to strengthen shareholder rights.  DSM commonly opposes: creating new classes of stock with different voting rights; increasing authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill), and increases in common stock that allow for excessive granting of options.  Proposals authorizing new classes of stock with unspecified voting, conversion, dividend distribution, and other rights are normally opposed.  Proposals that give the board exclusive authority to amends the bylaws are largely opposed and proposals that give the board, as well as shareholders, the ability to amend the bylaws are generally supported.

Executive and Director Compensation – As a general rule, DSM supports executive and director compensation policies that appropriately align management incentives with creating long-term shareholder value.  The salaries, annual bonuses and option/restricted stock programs are considered together in determining the reasonableness of compensation packages.  DSM also normally supports salaries that are consistent with industry standards, and annual bonuses that require management to achieve key business metrics that are definable, measurable, and are components to increasing shareholder value through sound business policies.  DSM generally supports stock compensation programs that limit the dilution to public shareholders while providing incentive to management and directors to increase shareholder value.  DSM commonly votes against equity plans if cost is unreasonable.  DSM will generally oppose restricted stock programs that do not require management to achieve key business metrics that are definable, measurable, and are components to increasing shareholder value through sound business policies.  DSM usually opposes accelerated vesting of stock options or restricted stock that would result from short-term stock price fluctuations, as well as re-pricing of stock options/stock appreciation rights with prior shareholder approval.  Retirement and health care plans for non-employee directors are generally opposed, and DSM usually supports employee stock ownership plans (ESOPs) and 401(k) savings plans for employees.  DSM also generally supports proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

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Corporate Social Responsibility Issues – When evaluating social and environmental shareholder proposals, DSM generally considers the following:

•	Whether adoption of the proposal is likely to enhance or protect shareholder value;

•	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

•	The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

•	Whether the issues presented are more appropriately/effectively dealt with through governmental vs. company-specific action;

•	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

•	Whether the company's analysis and voting recommendation to shareholders are professional and persuasive;

•	What other companies have done in response to the issue addressed in the proposal;

•	Whether the proposal itself is well-framed and the cost of preparing the report is reasonable;

•	Whether implementation of the proposal’s request is likely to achieve the proposal’s objectives;

•	Whether the subject of the proposal is best left to the discretion of the board;

•	Whether the requested information is available to shareholders either from the company directly or from a public source; and

•	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

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PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolios’ (the “Trust”) Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 18, 2003.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)	(i)
Investment Advisory Agreement dated September 2, 2008, between the Trust on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006, between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)
Investment Advisory Agreement dated January 31, 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund and FundX Investment Group f/k/a DAL Investment Company, LLC, is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iv)
Investment Advisory Agreement dated February 20, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(v)
Investment Advisory Agreement dated May 29, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(vi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Investment Advisory Agreement dated December 7, 2007 between the Trust, on behalf of the Hodges Small Cap Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(viii)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Blue Chip 25 Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ix)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Equity Income Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(x)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Pure Contrarian Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(xii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(xiii)
Investment Advisory Agreement dated August 31, 2010 between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xiv)
Investment Advisory Agreement dated July 31, 2012 between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xv)
Amended and Restated Investment Advisory Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xvi)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xvii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xviii)
Investment Advisory Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xviii)(A)
Amendment to Schedule A of the Investment Advisory Agreement dated August 14, 2012, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(xix)
Investment Advisory Agreement dated May 1, 2009 between the Trust, on behalf of the Jordan Opportunity Fund, and Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xix)(A)
Investment Sub-Advisory Agreement dated May 1, 2009, between Hellman, Jordan Management Co., Inc. and Windowpane Advisors, L.L.C. on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xx)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xx)(A)
Amended Schedule A dated March 28, 2013, to Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xx)(B)
Amended Schedule A dated August 13, 2013, to Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, DSM Global Growth & Income Fund, and DSM Capital Partners LLC – filed herewith.

(xxi)
Investment Advisory Agreement dated August 31, 2009, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxii)
Investment Advisory Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xxiii)
Investment Advisory Agreement dated April 6, 2011, between the Trust, on behalf of the GoodHaven Fund and GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xxiv)
Investment Advisory Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xxiv)(A)
Amended Schedule A dated April 30, 2013, to Investment Advisory Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund, and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 506 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 25, 2013.

(xxv)
Form of Investment Advisory Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xxvi)
Interim Investment Advisory Agreement dated January 18, 2013, between the Trust, on behalf of the Becker Value Equity Fund and Becker Capital Management, Inc. is herein incorporated by reference from Post Effective Amendment No. 494 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2013.

(xxvii)
Investment Advisory Agreement between the Trust, on behalf of the Villere Equity Fund and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xxviii)
Investment Advisory Agreement dated March 27, 2013, between the Trust, on behalf of the McKinley Diversified Income Fund and McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(e)	(i)
Distribution Agreement dated May 19, 2008, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Distribution Agreement dated July 5, 2006, between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(A)
Amendment to Exhibit A of the Distribution Agreement dated January 11, 2007, between the Trust, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(B)
Amendment to Exhibit A of the Distribution Agreement dated February 5, 2008, between the Trust on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iii)
Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the FundX Tactical Total Return Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(iv)
Distribution Agreement dated June 1, 2006, between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(iv)(A)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)(B)
Second Amendment dated June 15, 2009, to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(v)
Distribution Agreement dated July 10, 2006, between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(A)
First Amendment dated July 19, 2010, to the Distribution Agreement dated July 10, 2006 between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(v)(B)
Second Amendment dated May 1, 2012, to the Distribution Agreement dated July 10, 2006 between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(vi)
Distribution Agreement dated July 7, 2006, between the Trust, on behalf of the Portfolio 21, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)(A)
Amendment to the Distribution Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(viii)
Distribution Agreement dated June 26, 2006, between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)
Distribution Agreement dated February 24, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(ix)(A)
Amendment to the Distribution Agreement between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(x)
Form of Distribution Agreement between the Trust, on behalf of the Jordan Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(xi)
Distribution Agreement dated June 15, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)(A)
First Amendment dated March 5, 2012, to the Distribution Agreement dated June 15, 2009, between the Trust and Quasar Distributors, LLC, on behalf of the DSM Global Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 444 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

(xi)(B)
Second Amendment dated March 1, 2013, to the Distribution Agreement dated June 15, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, and DSM Small-Mid Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xi)(C)
Third Amendment dated August 13, 2013, to the Distribution Agreement dated June 15, 2009, between the Trust, on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund and Quasar Distributors, LLC – filed herewith.

(xii)
Distribution Agreement dated August 3, 2009, between the Trust, on behalf of the Akre Focus Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xiii)
Distribution Agreement dated November 9, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiv)
Distribution Agreement dated February 16, 2011, between the Trust, on behalf of the GoodHaven Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xv)
Distribution Agreement dated May 19, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xvi)
Distribution Agreement dated March 1, 2012, between the Trust, on behalf of the Muzinich Funds and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xvii)
Distribution Agreement dated August 14, 2012, between the Trust, on behalf of the Becker Value Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xviii)
Distribution Agreement between the Trust, on behalf of the Villere Equity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xix)
Distribution Agreement between the Trust, on behalf of the McKinley Diversified Income Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(f)		Bonus or Profit Sharing Contracts – None.
(g)
Amended and Restated Custody Agreement dated June 22, 2006, amended and restated as of May 15, 2013, between the Trust and U.S. Bank National Association is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(i)
Addendum to the Custody Agreement dated August 17, 2006, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(A)
Addendum to the Custody Agreement dated January 11, 2007, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)
Amendment to the Custody Agreement on behalf of the TCM Small Cap Growth Fund and TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 438 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2012.

(iii)
Addendum to the Custody Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)
Addendum to the Custody Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(v)
Addendum to the Custody Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(vi)
Amendment to the Custody Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(vii)
Form of Amendment to the Custody Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(viii)
Amendment to the Custody Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(ix)	Amendment to the Custody Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund – filed herewith.
(x)
Amendment to the Custody Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)
Amendment to the Custody Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 427 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 18, 2011.

(xii)
Amendment to the Custody Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xii)(A)
Amendment to the Custody Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xiii)
Amendment to the Custody Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiv)
Amendment to the Custody Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xv)
Amendment to the Custody Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xvi)
Amendment to the Custody Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(xvii)
Amendment to the Custody Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xvii)(A)
Custodian Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xviii)
Amendment to the Custody Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xix)
Amendment to the Custody Agreement, on behalf of the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xx)
Amendment to the Custody Agreement, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(h)	(i)
Fund Administration Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13 2006.

(i)(A)
Addendum to the Fund Administration Servicing Agreement dated August 17, 2006, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(A)(1)
Addendum to the Fund Administration Servicing Agreement dated January 11, 2007, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(i)(A)(2)
Addendum to the Fund Administration Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(i)(A)(3)
Amendment to the Fund Administration Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(i)(B)
Addendum to the Fund Administration Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(i)(C)
Addendum to the Fund Administration Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(i)(D)
Amendment to the Fund Administration Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(i)(E)
Form of Amendment to the Fund Administration Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(i)(F)
Amendment to the Fund Administration Servicing Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund – filed herewith.

(i)(G)
Amendment to the Fund Administration Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(i)(H)
Amendment to the Fund Administration Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(i)(I)
Amendment to the Fund Administration Servicing Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(i)(I)(1)
Amendment to the Fund Administration Servicing Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(i)(J)
Amendment to the Fund Administration Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(i)(K)
Amendment to the Fund Administration Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(i)(L)
Amendment to the Fund Administration Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(i)(M)
Amendment to the Fund Administration Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(i)(N)
Amendment to the Fund Administration Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(i)(O)
Amendment to the Fund Administration Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(i)(P)
Amendment to the Fund Administration Servicing Agreement dated March 1, 2013, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(i)(Q)
Amendment to the Fund Administration Servicing Agreement dated May 15, 2013, on behalf of the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(ii)
Fund Accounting Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(A)
Addendum to the Fund Accounting Servicing Agreement dated August 17, 2006, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(A)(1)
Addendum to the Fund Accounting Servicing Agreement dated January 11, 2007, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(A)(2)
Addendum to the Fund Accounting Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(A)(3)
Amendment to the Fund Accounting Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(ii)(B)
Addendum to the Fund Accounting Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(ii)(C)
Addendum to the Fund Accounting Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(C)(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(D)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(ii)(E)
Form of the Amendment to Fund Accounting Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(ii)(F)
Amendment to the Fund Accounting Servicing Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund – filed herewith.

(ii)(G)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(ii)(H)
Amendment to the Fund Accounting Servicing Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(ii)(H)(1)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(ii)(I)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(ii)(J)
Amendment to the Fund Accounting Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(ii)(K)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(ii)(L)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(ii)(M)
Amendment to the Fund Accounting Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(ii)(N)
Amendment to the Fund Accounting Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(ii)(O)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(ii)(P)
Amendment to the Fund Accounting Servicing Agreement, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(iii)
Transfer Agent Servicing Agreement dated June 22, 2006, between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(A)
Addendum to the Transfer Agent Servicing Agreement dated August 17, 2006, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(A)(1)
Addendum to the Transfer Agent Servicing Agreement dated January 11, 2007, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iii)(A)(2)
Addendum to the Transfer Agent Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iii)(A)(3)
Amendment to the Transfer Agent Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(iii)(B)
Addendum to the Transfer Agent Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(iii)(C)
Addendum to the Transfer Agent Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)(C)(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)(D)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(iii)(E)
Form of Amendment to the Transfer Agent Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(iii)(F)	Amendment to the Transfer Agent Servicing Agreement on behalf of the DSM Large Cap Growth Fund, DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global & Income Fund – filed herewith.
(iii)(G)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iii)(H)
Amendment to the Transfer Agent Servicing Agreement on behalf of The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(iii)(H)(1)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(iii)(I)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(iii)(J)
Amendment to the Transfer Agent Servicing Agreement on behalf of the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(iii)(K)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(iii)(L)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 432 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2011.

(iii)(M)
Amendment to the Transfer Agent Servicing Agreement on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iii)(N)
Amendment to the Transfer Agent Servicing Agreement dated August 14, 2012, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(iii)(O)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(iii)(P)
Amendment to the Transfer Agent Servicing Agreement, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(iv)(A)
Operating Expenses Limitation Agreement dated September 2, 2008, between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(iv)(B)
Operating Expenses Limitation Agreement dated June 21, 2002, between the Trust, on behalf of the FundX Upgrader Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(iv)(B)(1)
Operating Expenses Limitation Agreement dated June 21, 2002, between the Trust, on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(iv)(B)(2)
Operating Expenses Limitation Agreement dated January 31 2007, between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iv)(B)(3)
Operating Expenses Limitation Agreement dated February 20, 2008, between the Trust, on behalf of the FundX Tactical Upgrader Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iv)(B)(4)
Operating Expenses Limitation Agreement dated May 29, 2009, between the Trust, on behalf of the FundX Tactical Total Return Fund, and FundX Investment Group f/k/a DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(iv)(C)
Operating Expenses Limitation Agreement dated December 7, 2007, as amended August 14, 2008, between the Trust, on behalf of the Hodges Small Cap Fund, and Hodges Capital Management, Inc. is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(iv)(C)(1)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Blue Chip 25 Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(C)(2)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Equity Income Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(C)(3)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Hodges Pure Contrarian Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iv)(D)
Operating Expenses Limitation Agreement dated August 30, 2002, between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2003.

(iv)(E)
Operating Expenses Limitation Agreement dated August 31, 2010, between the Trust, on behalf of The Osterweis Strategic Investment Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(iv)(E)(1)
Operating Expenses Limitation Agreement dated July 31, 2012, between the Trust, on behalf of the Osterweis Institutional Equity Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(iv)(F)
Operating Expenses Limitation Agreement dated March 1, 2007, between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(iv)(G)
Operating Expenses Limitation Agreement dated August 31, 2006, between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(H)
Operating Expenses Limitation Agreement dated June 29, 2007, between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(iv)(I)
Operating Expenses Limitation Agreement dated August 7, 2002, between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(iv)(J)
Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(iv)(K)
Amendment to Appendix A dated August 14, 2012 of the Operating Expenses Limitation Agreement dated March 31, 2009, between the Trust, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund, the Congress Mid Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(iv)(L)
Amended and Restated Operating Expenses Limitation Agreement dated January 26, 2010, with amended Schedule A between the Trust, on behalf of the DSM Funds, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(iv)(L)(1)
Amendment to Schedule A dated August 13, 2013, of the Amended and Restated Operating Expenses Limitation Agreement dated January 26, 2010, between the Trust on behalf of the DSM Funds, and DSM Capital Partners LLC – filed herewith.

(iv)(M)
Operating Expenses Limitation Agreement dated August 31, 2009, between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iv)(M)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iv)(N)
Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(iv)(N)(1)
Amended Appendix A dated January 31, 2013, of the Operating Expenses Limitation Agreement dated December 29, 2010, between the Trust, on behalf of the Boston Common International Fund and the Boston Common U.S. Equity Fund, and Boston Common Asset Management is herein incorporated by reference from Post-Effective Amendment No. 488 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 25, 2013.

(iv)(O)
Amended and Restated Support Services Agreement dated April 6, 2011 and amended November 5, 2012, between the Trust, on behalf of the GoodHaven Fund, and GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 497 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 25, 2013.

(iv)(P)
Operating Expenses Limitation Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund, and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(iv)(P)(1)
Amended Appendix A dated April 30, 2013, of the Operating Expenses Limitation Agreement dated June 29, 2011, between the Trust, on behalf of the Contravisory Strategic Equity Fund, and Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 506 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 25, 2013.

(iv)(Q)
Operating Expenses Limitation Agreement dated March 12, 2012, between the Trust, on behalf of the Muzinich Funds, and Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iv)(Q)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(iv)(R)
Interim Operating Expenses Limitation Agreement dated January 18, 2013, between the Trust, on behalf of the Becker Value Equity Fund, and Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 494 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2013.

(iv)(R)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(iv)(S)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the Villere Equity Fund, and St. Denis J. Villere & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(iv)(T)
Operating Expenses Limitation Agreement, between the Trust, on behalf of the McKinley Diversified Income Fund, and McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(iv)(T)(1)
Shareholder Servicing Plan adopted by the Trust, on behalf of the McKinley Diversified Income Fund on March 1, 2013 is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005, by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)(A)
Opinion and Consent of Counsel dated September 12, 2005, by Goodwin Procter LLP for the FundX Stock Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 228 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2005.

(ii)(A)(1)
Opinion and Consent of Counsel dated June 24, 2002, by Goodwin Procter LLP for the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund is herein incorporated by reference from Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2002.

(ii)(A)(2)
Opinion and Consent of Counsel dated June 5, 2002, by Paul Hastings LLP for the FundX Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2002.

(ii)(A)(3)
Opinion and Consent of Counsel dated January 31, 2007, by Goodwin Procter LLP for the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(A)(4)
Opinion and Consent of Counsel dated February 21, 2008, by Goodwin Procter LLP for the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iii)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(iii)(A)
Opinion and Consent of Counsel dated December 18, 2007, by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)
Opinion and Consent of Counsel dated July 22, 1999, by Paul Hastings LLP for The Osterweis Fund is herein incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(iv)(A)
Opinion and Consent of Counsel dated August 21, 2002, by Paul Hastings LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(v)
Opinion and Consent of Counsel dated December 19, 2000, by Paul Hastings LLP for Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(vi)
Opinion and Consent of Counsel dated September 28, 2004, by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(vi)(A)
Opinion and Consent of Counsel dated June 26, 2007, by Goodwin Procter LLP for the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(vii)
Opinion and Consent of Counsel dated June 5, 2002, by Paul Hastings LLP for the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(viii)
Opinion of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(viii)(A)
Consent of Counsel dated March 31, 2009, by Paul Hastings LLP for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(viii)(B)
Opinion of Counsel dated October 30, 2012, by Sullivan & Worcester for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(viii)(C)
Consent of Counsel dated October 30, 2012, by Paul Hastings LLP for the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(ix)
Opinion of Counsel dated May 1, 2009, by Goodwin Procter LLP for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(ix)(A)
Consent of Counsel dated May 1, 2009, by Paul Hastings LLP for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(x)
Opinion of Counsel dated May 29, 2009, by Paul Hastings LLP for the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(x)(A)
Consent of Counsel dated May 29, 2009, by Paul Hastings LLP for the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xi)
Opinion of Counsel dated August 31, 2009, by Paul Hastings LLP for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)(A)
Consent of Counsel dated August 31, 2009, by Paul Hastings LLP for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xii)
Opinion of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xii)(A)
Consent of Counsel dated August 31, 2009, by Paul Hastings LLP for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xiii)
Opinion of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xiii)(A)
Consent of Counsel dated August 27, 2009, by Paul Hastings LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xiii)(B)
Opinion of Counsel dated August 31, 2009, by Sullivan & Worcester LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 359 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 11, 2009.

(xiv)
Opinion of Counsel dated August 31, 2010, by Sullivan & Worcester LLP for The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xiv)(A)
Consent of Counsel dated August 31, 2010, by Paul Hastings LLP for The Osterweis Strategic Investment Fund is herein incorporated by reference from Post-Effective Amendment No. 384 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2010.

(xiv)(B)
Opinion of Counsel dated July 30, 2012, by Sullivan & Worcester LLP for the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xiv)(C)
Consent of Counsel dated July 30, 2012, by Paul Hastings LLP for the Osterweis Institutional Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 465 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 31, 2012.

(xv)
Opinion of Counsel dated December 29, 2010, by Sullivan & Worcester LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xv)(A)
Consent of Counsel dated December 29, 2010, by Paul Hastings LLP for the Boston Common International Fund and the Boston Common U.S. Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xvi)
Opinion of Counsel dated April 1, 2011, by Sullivan & Worcester LLP for the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xvi)(A)
Consent of Counsel dated April 6, 2011, by Paul Hastings LLP for the GoodHaven Fund is herein incorporated by reference from Post-Effective Amendment No. 398 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 6, 2011.

(xvii)
Opinion of Counsel dated June 28, 2011, by Sullivan & Worcester LLP for the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xvii)(A)
Consent of Counsel dated June 28, 2011, by Paul Hastings LLP for the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(xviii)
Opinion of Counsel dated March 7, 2012, by Sullivan & Worcester LLP for the DSM Global Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 444 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

(xviii)(A)
Consent of Counsel dated March 7, 2012, by Paul Hastings LLP for the DSM Global Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 444 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

(xix)
Opinion of Counsel dated March 12, 2012, by Sullivan & Worcester LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xix)(A)
Consent of Counsel dated March 12, 2012, by Paul Hastings LLP for the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(xx)
Opinion of Counsel dated August 24, 2012, by Sullivan & Worcester LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xx)(A)
Consent of Counsel dated August 24, 2012 by Paul Hastings LLP for the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xxi)
Opinion of Counsel dated March 25, 2013, by Sullivan & Worcester LLP for the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xxi)(A)
Consent of Counsel dated March 26, 2013, by Paul Hastings LLP for the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 498 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 26, 2013.

(xxii)
Opinion of Counsel dated March 25, 2013, by Sullivan & Worcester LLP for the DSM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xxii)A
Consent of Counsel dated March 26, 2013, by Paul Hastings LLP for the DSM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 500 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 28, 2013.

(xxiii)
Opinion of Counsel dated May 31, 2013, by Sullivan & Worcester LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xxiii)(A)
Consent of Counsel dated May 31, 2013, by Paul Hastings LLP for the Villere Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 515 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 31, 2013.

(xxiv)	Opinion of Counsel dated October 10, 2013, by Sullivan & Worcester LLP for the DSM Global Growth & Income Fund – filed herewith.
(xxiv)(A)	Consent of Counsel dated October 10, 2013, by Paul Hastings LLP for the DSM Global Growth & Income Fund – filed herewith.

(j)	(i)	Consent of Independent Registered Public Accounting Firm Tait, Weller & Baker LLP – filed herewith.
(ii)
Power of Attorney for Dorothy Berry dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2013.

(iii)
Power of Attorney for Wallace Cook dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2013.

(iv)
Power of Attorney for Eric Falkeis dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2013.

(v)
Power of Attorney for Carl Froebel dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2013.

(vi)
Power of Attorney for Steve Paggioli dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2013.

(vii)
Power of Attorney for Eric C. VanAndel dated April 12, 2013 is herein incorporated by reference from Post-Effective Amendment No. 505 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 24, 2013.

(k)		Omitted Financial Statements – None.
(l)		Initial Capital Agreements – None.
(m)	(i)
Share Marketing Plan pursuant to Rule 12b-1 adopted by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(ii)
Amended and Restated Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(ii)(A)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(B)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)
Rule 12b-1 Distribution Plan adopted by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(iv)
Rule 12b-1 Distribution Plan adopted by the Trust and revised on August 14, 2012, on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(v)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the DSM Large Cap Growth Fund, the DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund – filed herewith.

(vi)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(vii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(viii)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(ix)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(n)	(i)
Rule 18f-3 Plan dated August 14, 2008, adopted by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(ii)
Rule 18f-3 Plan dated March 1, 2007, adopted by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 29, 2007.

(iii)
Amended and Restated Rule 18f-3 Plan dated March 2, 2012 and amended on March 1, 2013 and August 13, 2013, adopted by the Trust on behalf of the DSM Large Cap Growth Fund, the DSM Global Growth Fund, DSM Small-Mid Cap Growth Fund, and DSM Global Growth & Income Fund – filed herewith.

(iv)
Rule 18f-3 Plan dated August 3, 2009, adopted by the Trust on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(v)
Rule 18f-3 Plan dated April 30, 2010 and revised August 14, 2012, adopted by the Trust on behalf of the Congress Large Cap Growth Fund, the Congress All Cap Opportunity Fund and the Congress Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(vi)
Rule 18f-3 Plan dated May, 2011, adopted by the Trust on behalf of the Contravisory Strategic Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 408 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2011.

(vii)
Rule 18f-3 Plan dated March 12, 2012, adopted by the Trust on behalf of the Muzinich Funds is herein incorporated by reference from Post-Effective Amendment No. 446 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 12, 2012.

(viii)
Rule 18f-3 Plan adopted by the Trust on behalf of the Becker Value Equity Fund is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(ix)
Rule 18f-3 Plan dated March 1, 2013, adopted by the Trust on behalf of the McKinley Diversified Income Fund is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

(o)		Reserved.
(p)	(i)
Code of Ethics for FundX Investment Group f/k/a DAL Investment Company, LLC, on behalf of the FundX Upgrader Fund, the FundX Flexible Income Fund, the FundX Conservative Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX ETF Aggressive Upgrader Fund, the FundX ETF Upgrader Fund, the FundX Tactical Upgrader Fund and the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 490 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2013.

(ii)
Code of Ethics for Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 462 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 25, 2012.

(iii)
Code of Ethics for NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 463 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 2012.

(iv)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 380 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2010.

(v)
Code of Ethics for Portfolio 21 Investments is herein incorporated by reference from Post-Effective Amendment No. 474 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 26, 2012.

(vi)
Code of Ethics for Tygh Capital Management, Inc. dated June 2012 is herein incorporated by reference from Post-Effective Amendment No. 489 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 25, 2013.

(vii)
Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(viii)
Code of Ethics for Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 375 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 31, 2012.

(ix)
Code of Ethics for Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(x)
Code of Ethics for Hellman, Jordan Management Company, Inc. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xi)
Code of Ethics for DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 476 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 1, 2012.

(xii)
Code of Ethics for Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xiii)
Code of Ethics for Boston Common Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 391 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2010.

(xiv)
Revised Code of Ethics for GoodHaven Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 497 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 25, 2013.

(xv)
Revised Code of Ethics for Contravisory Investment Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 506 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 25, 2013.

(xvi)
Code of Ethics for the Distributor, Quasar Distributors, LLC, is herein incorporated by reference from Post-Effective Amendment No. 302 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 23, 2008.

(xvii)
Code of Ethics for Muzinich & Co., Inc. is herein incorporated by reference from Post-Effective Amendment No. 508 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on April 29, 2013.

(xviii)
Code of Ethics for Becker Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 471 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2012.

(xix)
Code of Ethics for the Trust (Professionally Managed Portfolios) is herein incorporated by reference from Post-Effective Amendment No. 445 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 5, 2012.

(xx)	Revised Code of Ethics for St. Denis J. Villere & Company, LLC – to be filed by amendment.

(xxi)
Code of Ethics for McKinley Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 524 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 7, 2013.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on June 30, 2006).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)         Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	IronBridge Funds, Inc.
Advisors Series Trust	Jacob Funds, Inc.
Aegis Funds	Jensen Portfolio, Inc.
Aegis Value Fund, Inc.	Kirr Marbach Partners Funds, Inc.
Allied Asset Advisors Funds	KKR Alternative Corporate Opportunities Fund P
Alpine Equity Trust	KKR Series Trust
Alpine Income Trust	Litman Gregory Funds Trust
Alpine Series Trust	LKCM Funds
Artio Global Investment Funds	LoCorr Investment Trust

Artio Select Opportunities Fund, Inc.	Loeb King Trust
Barrett Opportunity Fund, Inc.	Lord Asset Management Trust
Brandes Investment Trust	MainGate Trust
Brandywine Blue Fund, Inc.	Managed Portfolio Series
Brandywine Fund, Inc.	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Family of Funds, Inc.
Brown Advisory Funds	Permanent Portfolio Family of Funds, Inc.
Buffalo Funds	Perritt Funds, Inc.
Country Mutual Funds Trust	PRIMECAP Odyssey Funds
Cushing Funds Trust	Professionally Managed Portfolios
DoubleLine Funds Trust	Prospector Funds, Inc.
ETF Series Solutions	Provident Mutual Funds, Inc.
Evermore Funds Trust	Purisima Funds
FactorShares Trust	Rainier Investment Management Mutual Funds
First American Funds, Inc.	RBC Funds Trust
First American Investment Funds, Inc.	SCS Financial Funds
First American Strategy Funds, Inc.	Stone Ridge Trust
Glenmede Fund, Inc.	Thompson IM Funds, Inc.
Glenmede Portfolios	TIFF Investment Program, Inc.
Greenspring Fund, Inc.	Trust for Professional Managers
Guinness Atkinson Funds	USA Mutuals
Harding Loevner Funds, Inc.	USFS Funds Trust
Hennessy Funds Trust	Wall Street Fund, Inc.
Hennessy Funds, Inc.	Westchester Capital Funds
Hennessy Mutual Funds, Inc.	Wexford Trust/PA
Hennessy SPARX Funds Trust	Wisconsin Capital Funds, Inc.
Hotchkis & Wiley Funds	WY Funds
Intrepid Capital Management Funds Trust	YCG Funds

(b)         To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Joseph Bree(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
John Kinsella(3)	Assistant Treasurer	None
Brett Scribner(3)	Assistant Treasurer	None

(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)          Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
Registrant’s Investment Advisers
Akre Capital Management, LLC 2 West Marshall Street Middleburg, Virginia 20118
Becker Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2185 Portland, Oregon 97204
Boston Common Asset Management, LLC 84 State Street, Suite 1000 Boston, Massachusetts 02109
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210
Contravisory Investment Management, Inc. 120 Longwater Drive, Suite 100 Norwell, Massachusetts 02061
FundX Investment Group f/k/a DAL Investment Company, LP 235 Montgomery Street, Suite 1049 San Francisco, California 94104
DSM Capital Partners LLC 320 East Main Street Mount Kisco, New York 10549
GoodHaven Capital Management, LLC 4940 S.W. 83rd Street Miami, Florida 33143
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, Texas 75201

Records Relating to:	Are located at:
McKinley Capital Management, LLC 3301 “C” Street, Suite 500 Anchorage, Alaska 99503
Muzinich & Co., Inc. 450 Park Avenue New York, New York 10022
NorthCoast Asset Management, LLC 6 Glenville Street Greenwich, Connecticut 06831
Osterweis Capital Management, Inc. Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, California 94111
Portfolio 21 Investments (formerly Progressive Investment Management Corporation) 721 N.W. Ninth Avenue, Suite 250 Portland, Oregon 97209
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, Oregon 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, Louisiana 70130
Windowpane Advisors, L.L.C. 550 West “C” Street, Suite 960 San Diego, California 92101
Registrant’s Investment Sub-Advisers
Hellman, Jordan Management Co., Inc. 125 High Street, Suite 800 Boston, Massachusetts 02110

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 533 under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 533 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Glendora and State of California, on the 10th day of October, 2013.

Professionally Managed Portfolios

By:  /s/ Elaine E. Richards
Elaine E. Richards
President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 533 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Dorothy A. Berry*	Trustee	October 10, 2013
Dorothy A. Berry

Wallace L. Cook*	Trustee	October 10, 2013
Wallace L. Cook

Eric W. Falkeis*	Trustee	October 10, 2013
Eric W. Falkeis

Carl A. Froebel*	Trustee	October 10, 2013
Carl A. Froebel

Steven J. Paggioli*	Trustee	October 10, 2013
Steven J. Paggioli

/s/ Elaine E. Richard	President and Principal	October 10, 2013
Elaine E. Richards	Executive Officer

Eric C. VanAndel*	Treasurer and Principal	October 10, 2013
Eric C. VanAndel	Financial and Accounting Officer

*By: /s/ Elaine E. Richards		October 10, 2013
Elaine E. Richards, Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit Number	Description
(d)(xx)(B)	Amended Schedule A to the Investment Advisory Agreement
(e)(xi)(C)	Third Amendment to the Distribution Agreement
(g)(ix)	Amendment to the Custody Agreement
(h)(i)(F)	Amendment to the Fund Administration Servicing Agreement
(h)(ii)(F)	Amendment to the Fund Accounting Servicing Agreement
(h)(iii)(F)	Amendment to the Transfer Agent Servicing Agreement
(h)(iv)(L)(1)	Amendment to Schedule A dated October 10, 2013, to the Amended and Restated Operating Expenses Limitation Agreement
(i)(xxiv)	Opinion of Counsel dated October 10, 2013 (Sullivan and Worcester)
(i)(xxiv)(A)	Consent of Counsel dated October 10, 2013 (Paul Hastings LLP)
(j)(i)	Consent of Independent Registered Public Accounting Firm (Tait, Weller & Baker LLP)
(m)(v)	Rule 12b-1 Distribution and Shareholder Servicing Plan
(n)(iii)	Amended and Restated Rule 18f-3 Plan